SEC. FILE NOS. 2-98199
               811-4318

                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549


                                      FORM N-1A
                                Registration Statement
                                        Under
                               the Securities Act of 1933
                             Post-Effective Amendment No. 24
                                         and
                                  Registration Statement
                                        Under
                            The Investment Company Act of 1940
                                     Amendment No. 23

                            THE AMERICAN FUNDS INCOME SERIES
                   (Exact Name of Registrant as specified in charter)
                               333 South Hope Street
                            Los Angeles, California 90071
                         (Address of principal executive offices)

                    Registrant's telephone number, including area code:
                                   (213) 486-9200


                            JULIE F. WILLIAMS, Secretary
                          The American Funds Income Series
                               333 South Hope Street
                           Los Angeles, California 90071
                       (name and address of agent for service)


                                      Copies to:
                                Robert E. Carlson, Esq.
                        PAUL, HASTINGS, JANOFSKY & WALKER LLP
                                 555 S. Flower Street
                              Los Angeles, CA 90071-2371
                             (Counsel for the Registrant)

               Approximate date of proposed public offering:

It is proposed that this filing become effective on November 1, 2000 pursuant to paragraph (b) of rule 485.

                        U.S. Government Securities FundSM

                                   Prospectus
                                NOVEMBER 1, 2000



 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
 OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS
 A CRIMINAL OFFENSE.

 ---------------------------------------------------------
 THE AMERICAN FUNDS INCOME SERIES
 U.S. GOVERNMENT SECURITIES FUND

 333 South Hope Street
 Los Angeles, California 90071


                               TICKER   NEWSPAPER      FUND
                               SYMBOL  ABBREVIATION   NUMBER
 ------------------------------------------------------------
 Class A                       AMUSX       Govt         22
 Class B                       UGSBX      GovtB        222





 TABLE OF CONTENTS
 -------------------------------------------------------
  Risk/Return Summary                               2
 -------------------------------------------------------
  Fees and Expenses of the Fund                     5
 -------------------------------------------------------
  Investment Objective, Strategies and Risks        6
 -------------------------------------------------------
  Management and Organization                       8
 -------------------------------------------------------
  Shareholder Information                          10
 -------------------------------------------------------
  Choosing a Share Class                           11
 -------------------------------------------------------
  Purchase and Exchange of Shares                  12
 -------------------------------------------------------
  Sales Charges                                    13
 -------------------------------------------------------
  Sales Charge Reductions and Waivers              15
 -------------------------------------------------------
  Plans of Distribution                            17
 -------------------------------------------------------
  How to Sell Shares                               18
 -------------------------------------------------------
  Distributions and Taxes                          20
 -------------------------------------------------------
  Financial Highlights                             21
 -------------------------------------------------------

U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS
                                                                  GVT-010-1100/B

 ---------------------------------------------------------
 RISK/RETURN SUMMARY

 The fund seeks to provide you with a high level of current income as well as preserve your investment, by investing primarily in securities that are guaranteed by the United States Government. Securities in the fund will be rated AAA/Aaa.

 The fund is designed for investors seeking income and more price stability than stocks and lower quality fixed income securities, and capital preservation over the long term. An investment in the fund is subject to risks, including the possibility that the fund may provide less income or decline in value in response to economic, political or social events in the U.S. or abroad. While the fund invests in the highest quality debt securities, these securities may be affected by changing interest rates and prepayment risks. It is important to note that neither the fund nor its yield are guaranteed by the U.S. Government.

 Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

 YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                    U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS

 INVESTMENT RESULTS

 The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.


                 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES

   (Results do not include a sales charge; if one were included, results would be lower.)

[bar chart]
 1990   9.80
 1991  14.16
 1992   7.59
 1993  10.44
 1994  -4.65
 1995  15.46
 1996   2.82
 1997   8.39
 1998   7.87
 1999  -1.59
[end bar chart]

  The fund's year-to-date return for the nine months ended September 30, 2000 was 6.86%.
 ------------------------------------------------------------------------------



 The fund's highest/lowest quarterly results during this time period were:

 HIGHEST               5.16%   (quarter ended September 30, 1992)
 LOWEST               -3.91%  (quarter ended March 31, 1994)

U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS

 For periods ended December 31, 1999:

 AVERAGE ANNUAL
 TOTAL RETURN                    ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME/1/
 Class A - began 10/17/85
 (with the maximum sales charge   -5.26%     5.63%       6.44%        7.10%
 imposed)
 ------------------------------------------------------------------------------
 Class B - began 3/15/00            N/A       N/A         N/A          N/A
 ------------------------------------------------------------------------------
 Lehman Brothers                  -0.54%     7.67%       7.60%        8.52%
 Govt/Mortgage-Backed Index/2/
 ------------------------------------------------------------------------------
 Lipper U.S. Govt Average/3/      -3.02%     6.51%       6.64%        7.08%
 ------------------------------------------------------------------------------
 Lipper GNMA Average/4/            0.11%     7.03%       7.02%        7.71%
 ------------------------------------------------------------------------------
 Consumer Price Index/5/           2.68%     2.37%       2.93%        3.13%
 ------------------------------------------------------------------------------


 Class A yield:  5.56%
 (For current yield information, please call American FundsLine at 1-800-325-3590).

 1 Lifetime figures are from the date the fund's Class A shares began investment operations.

 2 The Lehman Brothers Government/Mortgage-Backed Securities Index represents a market-weighted index that includes U.S. Treasury and agency securities, as well as FNMAs, FHLMCs, and GNMAs. This index is unmanaged and does not reflect sales charges, commissions or expenses.

 3 The Lipper General U.S. Government Funds Average represents funds that invest at least 65% of their assets in U.S. Government and agencies issues. The results of the underlying funds in the average include the reinvestment of dividend and capital gain distributions, but do not reflect sales charges and commissions.

 4 The Lipper GNMA Funds Average represents funds that invest at least 65% of their assets in Government National Mortgage Association securities. The results of the underlying funds in the average include the reinvestment of dividend and capital gain distributions, but do not reflect sales charges and commissions.

 5 The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.



 Unlike the bar chart on the previous page, this table reflects the fund's investment results with the maximum initial or deferred sales charge imposed, as required by Securities and Exchange Commission rules. Class A share results reflect the maximum initial sales charge of 3.75%. Sales charges are reduced for purchases of $100,000 or more. Results would be higher if they were calculated at net asset value. All fund results reflect the reinvestment of dividend and capital gain distributions.

 Class B shares are subject to a maximum deferred sales charge of 5.00% if shares are redeemed within the first year of purchasing them. The deferred sales charge declines thereafter until it reaches 0% after six years. Class B shares convert to Class A shares after eight years. Since the fund's Class B shares began investment operations on March 15, 2000, no results are available as of the most recent calendar year-end.

                                    U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS

 ---------------------------------------------------------
 FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES
 (fees paid directly from your investment)             CLASS A    CLASS B
 --------------------------------------------------------------------------
 Maximum sales charge imposed on purchases              3.75%/1/   0.00%
 (as a percentage of offering price)
 --------------------------------------------------------------------------
 Maximum sales charge imposed on reinvested dividends   0.00%      0.00%
 --------------------------------------------------------------------------
 Maximum deferred sales charge                          0.00%/2/   5.00%/3/
 --------------------------------------------------------------------------
 Redemption or exchange fees                            0.00%      0.00%


 1 Sales charges are reduced or eliminated for purchases of $100,000 or more.

 2 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.

 3 Deferred sales charges are reduced after 12 months and eliminated after six years.

 ANNUAL FUND OPERATING EXPENSES
 (expenses that are deducted from fund assets)  CLASS A    CLASS B/1/
 -----------------------------------------------
 Management Fees                                 0.39%       0.39%
 Distribution and/or Service (12b-1) Fees        0.29%/2/    1.00%/3/
 Other Expenses                                  0.17%       0.14%
 Total Annual Fund Operating Expenses            0.85%       1.53%


 1 Annualized.

 2 Class A 12b-1 expenses may not exceed 0.30% of the fund's average net assets annually.

 3 Class B 12b-1 expenses are 1.00% of the fund's average net assets annually.

 EXAMPLE

 This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year and that the fund's operating expenses remain the same as shown above. The "Class A" example reflects the maximum initial sales charge in Year One. The "Class B - assuming redemption" example reflects applicable contingent deferred sales charges through Year Six (after which time they are eliminated). Both Class B examples reflect Class A expenses for Years 9 and 10 since Class B shares automatically convert to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions your cumulative expenses would be:

                                               YEAR  YEAR    YEAR    YEAR
                                               ONE   THREE   FIVE    TEN
 Class A                                       $459  $636   $  829  $1,385
 ------------------------------------------------------------------------------------------
 Class B - assuming redemption                 $656  $883   $1,034  $1,640
 Class B - assuming no redemption              $156  $483   $  834  $1,640

U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS

 ---------------------------------------------------------
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

 The fund's investment objective is to provide a high level of current income consistent with prudent investment risk and preservation of capital. It invests primarily in securities that are guaranteed by the "full faith and credit" pledge of the U.S. Government. The fund may also invest in securities issued by U.S. governmental agencies or instrumentalities that are not guaranteed by the U.S. Government. These securities will be rated AAA by Standard & Poor's Cor-poration or Aaa by Moody's Investor Services, Inc. or unrated but determined to be of equivalent quality. In addition, the fund may invest a substantial portion of its assets in securities backed by pools of mortgages, also called "mortgage-backed securities." These securities will be guaranteed or sponsored by the U.S. Government.

 The value of certain debt securities held by the fund may be affected by changing interest rates and prepayment risks. For example, as with other debt securities, the value of U.S. Government securities generally will decline when interest rates rise and vice versa. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for such securities will fluctuate. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

 The fund may also hold cash, money market instruments or short-term debt securities. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective, but it also would reduce the fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.

 The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when the investment adviser believes they no longer represent good long-term value.

                                    U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS

 ADDITIONAL INVESTMENT RESULTS

 For periods ended December 31, 1999:

 AVERAGE ANNUAL
 TOTAL RETURN                    ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME/1/
 Class A - began 10/17/85         -1.59%     6.43%       6.85%        7.39%
 (with no sales charge imposed)
 ------------------------------------------------------------------------------
 Class B - began 3/15/00            N/A       N/A         N/A          N/A
 ------------------------------------------------------------------------------
 Lehman Brothers                  -0.54%     7.67%       7.60%        8.52%
 Govt/Mortgage-Backed Index/2/
 ------------------------------------------------------------------------------
 Lipper U.S. Govt Average/3/      -3.02%     6.51%       6.64%        7.08%
 ------------------------------------------------------------------------------
 Lipper GNMA Average/4/            0.11%     7.03%       7.02%        7.71%
 ------------------------------------------------------------------------------
 Consumer Price Index/5/           2.68%     2.37%       2.93%        3.13%
 ------------------------------------------------------------------------------


 Class A distribution rate/6/: 5.75%

 1 Lifetime figures are from the date the fund's Class A shares began investment operations.

 2 The Lehman Brothers Government/Mortgage-Backed Securities Index represents a market-weighted index that includes U.S. Treasury and agency securities, as well as FNMAs, FHLMCs, and GNMAs. This index is unmanaged and does not reflect sales charges, commissions or expenses.

 3 The Lipper General U.S. Government Funds Average represents funds that invest at least 65% of their assets in U.S. Government and agencies issues. The results of the underlying funds in the average include the reinvestment of dividend and capital gain distributions, but do not reflect sales charges and commissions.

 4 The Lipper GNMA Funds Average represents funds that invest at least 65% of their assets in Government National Mortgage Association securities. The results of the underlying funds in the average include the reinvestment of dividend and capital gain distributions, but do not reflect sales charges and commissions.

 5 The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

 6 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.

U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS

  The following chart illustrates the asset mix of the fund's investment portfolio as of the end of the fund's fiscal year, August 31, 2000.

[pie chart]
U.S. Treasury Obligations 44%
Federal Agency Obligations: Mortgage Pass-Throughs 40%
Federal Agency Debentures 8%
Collateralized Mortgage Obligations 4%
Cash & Equivalents 4%
[end chart]

  Because the fund is actively managed, its holdings will change from time to time.
 ------------------------------------------------------------------------------



 ---------------------------------------------------------
 MANAGEMENT AND ORGANIZATION

 INVESTMENT ADVISER

 Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is discussed earlier under "Fees and Expenses of the Fund."

 Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investing and with the Securities and Exchange Commission rules adopted in 1999 governing Codes of Ethics. This policy has also been incorporated into the fund's Code of Ethics.

                                    U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS

 MULTIPLE PORTFOLIO COUNSELOR SYSTEM

 Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for U.S. Government Securities Fund are listed below.


                                                                                           APPROXIMATE YEARS OF
                                                                                                EXPERIENCE
                                                                                             AS AN INVESTMENT
                                                                                               PROFESSIONAL
                                                               YEARS OF EXPERIENCE       (INCLUDING THE LAST FIVE
                                                             AS PORTFOLIO COUNSELOR               YEARS)
                                                           (AND RESEARCH PROFESSIONAL,  -----------------------------
         PORTFOLIO COUNSELORS                                  IF APPLICABLE) FOR        WITH CAPITAL
                  FOR                                            U.S. GOVERNMENT         RESEARCH AND
            U.S. GOVERNMENT                                      SECURITIES FUND          MANAGEMENT
            SECURITIES FUND         PRIMARY TITLE(S)              (APPROXIMATE)            COMPANY
         -------------------------------------------------------------------------------OR AFFILIATES    TOTAL YEARS
                                                                                        -----------------------------
         JOHN H.                President and Trustee of   14 years                     17 years        18 years
         SMET                   the fund. Senior Vice
                                President, Capital
                                Research and Management
                                Company
         ------------------------------------------------------------------------------------------------------------
         THOMAS H.              Vice President, Capital    4 years                      11 years        14 years
         HOGH                   International Research*
         ------------------------------------------------------------------------------------------------------------
         JOHN W.                Executive Vice President   10 years                     12 years        12 years
         RESSNER                and Director, Capital
                                Research Company*
         * Company affiliated with Capital Research and Management Company
------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS

 ---------------------------------------------------------
 SHAREHOLDER INFORMATION

 SHAREHOLDER SERVICES

 American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS

                     Call toll-Free from anywhere in the U.S.
                               (8 a.m. to 8 p.m. ET):
                                   800/421-0180

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
Service Center     Service Center      Service Center         Service Center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 2205      P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Brea, California   San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
92822-2205         78265-9522          46206-6007             23501-2280
Fax: 714/671-7080  Fax: 210/474-4050   Fax: 317/735-6620      Fax: 757/670-4773

 A COMPLETE DESCRIPTION OF THE SERVICES WE OFFER IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

 You may invest in the fund through various retirement plans. However, Class B shares generally are not available to certain retirement plans (for example, group retirement plans such as 401(k) plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans). Some retirement plans or accounts held by investment dealers may not offer certain services. If you have any questions, please contact American Funds Service Company, your plan administrator/trustee or dealer.

                                    U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS

 ---------------------------------------------------------
 CHOOSING A SHARE CLASS

 The fund offers both Class A and Class B shares. Each share class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation.

 Factors you should consider in choosing a class of shares include:

  .  How long you expect to own the shares

  .  How much you intend to invest

  .  The expenses associated with owning shares of each class

  . Whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver)

 EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

 Differences between Class A and Class B shares include:


               CLASS A                                 CLASS B
 ------------------------------------------------------------------------------
  Initial sales charge of up to         No initial sales charge.
  3.75%. Sales charges are reduced or
  eliminated for purchases of
  $100,000 or more (see "Sales
  Charges - Class A").
 ------------------------------------------------------------------------------
  Distribution and service (12b-1)      Distribution and service (12b-1) fees
  fees of up to 0.30% annually.         of 1.00% annually.
 ------------------------------------------------------------------------------
  Higher dividends than Class B         Lower dividends than Class A shares due
  shares due to lower annual            to higher distribution fees and other
  expenses.                             expenses.
 ------------------------------------------------------------------------------
  No contingent deferred sales charge   A contingent deferred sales charge if
  (except on certain redemptions on     you sell shares within six years of
  purchases of $1 million or more       buying them.  The charge starts at 5%
  bought without an initial sales       and declines thereafter until it
  charge).                              reaches 0% after six years. (see "Sales
                                        Charges - Class B").
 ------------------------------------------------------------------------------
  No purchase maximum.                  Maximum purchase of $100,000.
 ------------------------------------------------------------------------------
                                        Automatic conversion to Class A shares
                                        after eight years, reducing future
                                        annual expenses.
 ------------------------------------------------------------------------------

U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS

 ---------------------------------------------------------
 PURCHASE AND EXCHANGE OF SHARES

 PURCHASE

 Generally, you may open an account by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares using various options described in the statement of additional information and "Welcome to the Family."

 EXCHANGE

 You may exchange your shares into shares of the same class of other funds in The American Funds Group generally without a sales charge. For purposes of computing the contingent deferred sales charge on Class B shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

 Exchanges of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone..." for information regarding electronic exchanges.

 THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S PRINCIPAL UNDERWRITER, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. ALTHOUGH THERE IS CURRENTLY NO SPECIFIC LIMIT ON THE NUMBER OF EXCHANGES YOU CAN MAKE IN A PERIOD OF TIME, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND MAY TERMINATE THE EXCHANGE PRIVILEGE OF ANY INVESTOR WHOSE PATTERN OF EXCHANGE ACTIVITY THEY HAVE DETERMINED INVOLVES ACTUAL OR POTENTIAL HARM TO THE FUND.


 PURCHASE MINIMUMS FOR CLASS A AND B SHARES
 To establish an account (including retirement plan accounts)   $    250
   For a retirement plan account through payroll deduction      $     25
 To add to an account                                           $     50
   For a retirement plan account through payroll deduction      $     25
 PURCHASE MAXIMUM FOR CLASS B SHARES                            $100,000

                                    U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS

 SHARE PRICE

 The fund calculates its share price, also called net asset value, as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, market prices are used when available. If a market price for a particular security is not available, the fund will determine the appropriate price for the security.

 Your shares will be purchased at the net asset value plus any applicable sales charge in the case of Class A shares, or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. Sales of certain Class A and B shares may be subject to contingent deferred sales charges.

 ---------------------------------------------------------
 SALES CHARGES

 CLASS A

 The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below.


                             SALES CHARGE AS A PERCENTAGE OF
                             ----------------------------------
                                                                    DEALER
                                                    NET           COMMISSION
                                OFFERING          AMOUNT           AS % OF
 INVESTMENT                       PRICE          INVESTED       OFFERING PRICE
 ------------------------------------------------------------------------------
 Less than $100,000               3.75%            3.90%            3.00%
 ------------------------------------------------------------------------------
 $100,000 but less than           3.50%            3.63%            2.75%
 $250,000
 ------------------------------------------------------------------------------
 $250,000 but less than           2.50%            2.56%            2.00%
 $500,000
 ------------------------------------------------------------------------------
 $500,000 but less than           2.00%            2.04%            1.60%
 $750,000
 ------------------------------------------------------------------------------
 $750,000 but less than $1
 million                          1.50%            1.52%            1.20%
 ------------------------------------------------------------------------------
 $1 million or more and certain other
 investments described below           see below  see below  see below

U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS

 CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

 Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Investments made through retirement plans, endowments or foundations with $50 million or more in assets, or through certain qualified fee-based programs may also be made with no sales charge and are not subject to a contingent deferred sales charge. The fund may pay a dealer concession of up to 1% under its Plan of Distribution on investments made with no initial sales charge.

 CLASS B

 Class B shares are sold without any initial sales charge. However, a contingent deferred sales charge may be applied to the value of the shares you redeem within six years of purchase, as shown in the table below.


 Shares sold within year           1    2    3    4    5     6
 ----------------------------------------------------------------
 Contingent deferred sales charge  5%   4%   4%   3%   2%    1%


 Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent Deferred Sales Charge Waivers for Class B Shares" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first and then shares that you have owned the longest. American Funds Distributors pays compensation equal to 4% of the amount invested to dealers who sell Class B shares.

 CLASS B CONVERSION TO A SHARES

 Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that this automatic conversion is not taxable. Should their position change, shareholders would still have the option of converting but may face certain tax consequences. Please see the statement of additional information for more information.

                                    U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS

 ---------------------------------------------------------
 SALES CHARGE REDUCTIONS AND WAIVERS

 You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your Class A sales charge or waiver of your Class B contingent deferred sales charge using one or any combination of the methods described below, in the statement of additional information and "Welcome to the Family."

 REDUCING YOUR CLASS A SALES CHARGE

 You and your "immediate family" (your spouse and your children under the age of 21) may combine investments to reduce your Class A sales charge.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for their own account(s) and/or:

  . trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust.

  .  solely controlled business accounts.

  .  single-participant retirement plans.

 Other types of accounts may also be aggregated. You should check with your financial adviser or consult the statement of additional information or "Welcome to the Family" for more information.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of Class A and/or B shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

 RIGHTS OF ACCUMULATION

 You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing Class A and B holdings in the American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to determine your Class A sales charge. Direct purchases of money market funds are excluded.

U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS

 STATEMENT OF INTENTION

 You can reduce the sales charge you pay on your Class A share purchases by establishing a Statement of Intention. A Statement of Intention allows you to combine all Class A and B share non-money market fund purchases, as well as individual American Legacy variable annuity and life insurance policies you intend to make over a 13-month period, to determine the applicable sales charge. At your request purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of your account may be held in escrow to cover additional Class A sales charges which may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

 CONTINGENT DEFERRED SALES CHARGE WAIVERS FOR CLASS B SHARES

 The contingent deferred sales charge on Class B shares may be waived in the following cases:

  . when receiving payments through systematic withdrawal plans (up to 12% of the value of your account);

  . when receiving required minimum distributions from retirement accounts upon reaching age 70 1/2; or

  . for redemptions due to death or post-purchase disability of the shareholder.

 For more information, please consult your financial adviser, the statement of additional information or "Welcome to the Family."

                                    U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS

 ---------------------------------------------------------
 PLANS OF DISTRIBUTION

 The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of trustees. The plans provide for annual expenses of up to 0.30% for Class A shares and 1.00% for Class B shares. Up to 0.25% of these payments are used to pay service fees to qualified dealers for providing certain shareholder services. The remaining 0.75% expense for Class B shares is used for financing commissions paid to your dealer. The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year is indicated above under "Fees and Expenses of the Fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B shares may cost you more over time than paying the initial sales charge for Class A shares.

 OTHER COMPENSATION TO DEALERS

 American Funds Distributors may provide additional compensation to, or sponsor informational meetings for, dealers as described in the statement of additional information.

U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS

 ---------------------------------------------------------
 HOW TO SELL SHARES

 Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

  THROUGH YOUR DEALER (CERTAIN CHARGES MAY APPLY)

  .  Shares held for you in your dealer's name must be sold through the dealer.

  WRITING TO AMERICAN FUNDS SERVICE COMPANY

  .  Requests must be signed by the registered shareholder(s).

  .  A signature guarantee is required if the redemption is:

     -- Over $50,000;

     -- Made payable to someone other than the registered shareholder(s); or

     -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

  . American Funds Service Company reserves the right to require signature guarantee(s) on all redemptions.

  . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

  TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/:

  . Redemptions by telephone, fax, or computer (including American FundsLine and American FundsLine OnLine) are limited to $50,000 per shareholder each day.

  .  Checks must be made payable to the registered shareholder.

  . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

                                    U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS

 TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE OR FUNDSLINE ONLINE

 Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

 Unless you decide not to have telephone, fax, or computer services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS

 ---------------------------------------------------------
 DISTRIBUTIONS AND TAXES

 DIVIDENDS AND DISTRIBUTIONS

 The fund declares dividends from net investment income daily and distributes the accrued dividends, which may fluctuate, to shareholders each month.
  Dividends begin accruing one day after payment for shares is received by the fund or American Funds Service Company. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

 You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or any other fund in The American Funds Group or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.

 TAXES ON DISTRIBUTIONS

 Distributions you receive from the fund may be subject to income tax and may also be subject to state or local taxes - unless you are exempt from taxation.

 For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The fund's distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest distributions or receive them in cash.

 TAXES ON TRANSACTIONS

 Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

 Please see the statement of additional information, the "Welcome to the Family" guide, and your tax adviser for further information.

                                    U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS

FINANCIAL HIGHLIGHTS/1/

The financial highlights table is intended to help you understand the fund's results for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.


                                      Net gains (losses) on
             Net asset                      securities                     Dividends
               value,        Net          (both realized      Total from   (from net     Net asset                   Net assets,
Year ended  beginning of  investment           and             investment  investment  value, end of                 end of year
August 31       year        income         unrealized)         operations   income)        year       Total return  (in millions)
-----------------------------------------------------------------------------------------------------------------------------------
 CLASS A:
2000           $12.63       $.77/2/           $.09/2/            $.86        $(.73)       $12.76         7.04%         $1,083
1999            13.39        .77              (.76 )              .01         (.77)        12.63         (.01)          1,322
1998            13.03        .83               .40               1.23         (.87)        13.39         9.70           1,210
1997            12.78        .88               .25               1.13         (.88)        13.03         9.08           1,106
1996            13.24        .93              (.49 )              .44         (.90)        12.78         3.40           1,216
 CLASS B:
2000            12.49        .50/2/            .07/2/             .57         (.30)        12.76         4.43               3

             Ratio of    Ratio of net
            expenses to    income to
Year ended  average net   average net      Portfolio
August 31     assets        assets       turnover rate
-------------------------------------------------------
 CLASS A:
2000            .85%         6.13%          63.18%/4/
1999            .80          5.80           81.10
1998            .79          6.24           81.99
1997            .80          6.74           28.16
1996            .81          7.04           40.01
 CLASS B:
2000           1.53/3/       5.28/3/        63.18/4/

1 The years 1996 through 2000 represent, for Class A shares, fiscal years ended
 August 31. The period ended 2000 represents, for Class B shares, the 169-day period ended August 31, 2000. Class B shares were not offered before March 15, 2000. Total returns for such periods are based on activity during the period and thus are not representative of a full year. Total returns exclude all sales charges, including contingent deferred sales charges.

2 Based on average shares outstanding.

3 Annualized.

4 Represents portfolio turnover rate (equivalent for all share classes) for the fiscal year ended August 31, 2000.

U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS

 ---------------------------------------------------------
 NOTES

                                    U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS

 FOR SHAREHOLDER SERVICES                  American Funds Service Company
                                                             800/421-0180
 FOR RETIREMENT PLAN SERVICES    Call your employer or plan administrator
 FOR DEALER SERVICES                          American Funds Distributors
                                                     800/421-9900 Ext. 11
 FOR 24-HOUR INFORMATION                            American FundsLine(R)
                                                             800/325-3590
                                             American FundsLine OnLine(R)
                                             http://www.americanfunds.com


            Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

                            *     *     *     *     *

 MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

 ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS Contains additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

 STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

 The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

 HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

 If you would like to receive individual copies of these documents, or a free copy of the SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope
 Street, Los Angeles, California 90071.
 Investment Company File No. 811-4318
                                                       Printed on recycled paper

THE FUND PROVIDES SPANISH TRANSLATIONS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS FOR THE FUND.

/s/ Julie F. Williams
Julie F. Williams
Secretary

                        U.S. Government Securities FundSM

                                   Prospectus
                                NOVEMBER 1, 2000



 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
 OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS
 A CRIMINAL OFFENSE.

 ---------------------------------------------------------
 THE AMERICAN FUNDS INCOME SERIES
 U.S. GOVERNMENT SECURITIES FUND

 333 South Hope Street
 Los Angeles, California 90071


                               TICKER   NEWSPAPER      FUND
                               SYMBOL  ABBREVIATION   NUMBER
 ------------------------------------------------------------
 Class A                       AMUSX       Govt         22
 Class B                       UGSBX      GovtB        222





 TABLE OF CONTENTS
 -------------------------------------------------------
  Risk/Return Summary                               2
 -------------------------------------------------------
  Fees and Expenses of the Fund                     5
 -------------------------------------------------------
  Investment Objective, Strategies and Risks        6
 -------------------------------------------------------
  Management and Organization                       8
 -------------------------------------------------------
  Shareholder Information                          10
 -------------------------------------------------------
  Choosing a Share Class                           11
 -------------------------------------------------------
  Purchase and Exchange of Shares                  12
 -------------------------------------------------------
  Sales Charges                                    13
 -------------------------------------------------------
  Sales Charge Reductions and Waivers              15
 -------------------------------------------------------
  Plans of Distribution                            17
 -------------------------------------------------------
  How to Sell Shares                               18
 -------------------------------------------------------
  Distributions and Taxes                          20
 -------------------------------------------------------
  Financial Highlights                             21
 -------------------------------------------------------

U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS
                                                                  GVT-010-1100/B

 ---------------------------------------------------------
 RISK/RETURN SUMMARY

 The fund seeks to provide you with a high level of current income as well as preserve your investment, by investing primarily in securities that are guaranteed by the United States Government. Securities in the fund will be rated AAA/Aaa.

 The fund is designed for investors seeking income and more price stability than stocks and lower quality fixed income securities, and capital preservation over the long term. An investment in the fund is subject to risks, including the possibility that the fund may provide less income or decline in value in response to economic, political or social events in the U.S. or abroad. While the fund invests in the highest quality debt securities, these securities may be affected by changing interest rates and prepayment risks. It is important to note that neither the fund nor its yield are guaranteed by the U.S. Government.

 Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

 YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                    U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS

 INVESTMENT RESULTS

 The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.


                 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES

   (Results do not include a sales charge; if one were included, results would be lower.)

[bar chart]
 1990   9.80
 1991  14.16
 1992   7.59
 1993  10.44
 1994  -4.65
 1995  15.46
 1996   2.82
 1997   8.39
 1998   7.87
 1999  -1.59
[end bar chart]

  The fund's year-to-date return for the nine months ended September 30, 2000 was 6.86%.
 ------------------------------------------------------------------------------



 The fund's highest/lowest quarterly results during this time period were:

 HIGHEST               5.16%   (quarter ended September 30, 1992)
 LOWEST               -3.91%  (quarter ended March 31, 1994)

U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS

 For periods ended December 31, 1999:

 AVERAGE ANNUAL
 TOTAL RETURN                    ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME/1/
 Class A - began 10/17/85
 (with the maximum sales charge   -5.26%     5.63%       6.44%        7.10%
 imposed)
 ------------------------------------------------------------------------------
 Class B - began 3/15/00            N/A       N/A         N/A          N/A
 ------------------------------------------------------------------------------
 Lehman Brothers                  -0.54%     7.67%       7.60%        8.52%
 Govt/Mortgage-Backed Index/2/
 ------------------------------------------------------------------------------
 Lipper U.S. Govt Average/3/      -3.02%     6.51%       6.64%        7.08%
 ------------------------------------------------------------------------------
 Lipper GNMA Average/4/            0.11%     7.03%       7.02%        7.71%
 ------------------------------------------------------------------------------
 Consumer Price Index/5/           2.68%     2.37%       2.93%        3.13%
 ------------------------------------------------------------------------------


 Class A yield:  5.56%
 (For current yield information, please call American FundsLine at 1-800-325-3590).

 1 Lifetime figures are from the date the fund's Class A shares began investment operations.

 2 The Lehman Brothers Government/Mortgage-Backed Securities Index represents a market-weighted index that includes U.S. Treasury and agency securities, as well as FNMAs, FHLMCs, and GNMAs. This index is unmanaged and does not reflect sales charges, commissions or expenses.

 3 The Lipper General U.S. Government Funds Average represents funds that invest at least 65% of their assets in U.S. Government and agencies issues. The results of the underlying funds in the average include the reinvestment of dividend and capital gain distributions, but do not reflect sales charges and commissions.

 4 The Lipper GNMA Funds Average represents funds that invest at least 65% of their assets in Government National Mortgage Association securities. The results of the underlying funds in the average include the reinvestment of dividend and capital gain distributions, but do not reflect sales charges and commissions.

 5 The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.



 Unlike the bar chart on the previous page, this table reflects the fund's investment results with the maximum initial or deferred sales charge imposed, as required by Securities and Exchange Commission rules. Class A share results reflect the maximum initial sales charge of 3.75%. Sales charges are reduced for purchases of $100,000 or more. Results would be higher if they were calculated at net asset value. All fund results reflect the reinvestment of dividend and capital gain distributions.

 Class B shares are subject to a maximum deferred sales charge of 5.00% if shares are redeemed within the first year of purchasing them. The deferred sales charge declines thereafter until it reaches 0% after six years. Class B shares convert to Class A shares after eight years. Since the fund's Class B shares began investment operations on March 15, 2000, no results are available as of the most recent calendar year-end.

                                    U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS

 ---------------------------------------------------------
 FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES
 (fees paid directly from your investment)             CLASS A    CLASS B
 --------------------------------------------------------------------------
 Maximum sales charge imposed on purchases              3.75%/1/   0.00%
 (as a percentage of offering price)
 --------------------------------------------------------------------------
 Maximum sales charge imposed on reinvested dividends   0.00%      0.00%
 --------------------------------------------------------------------------
 Maximum deferred sales charge                          0.00%/2/   5.00%/3/
 --------------------------------------------------------------------------
 Redemption or exchange fees                            0.00%      0.00%


 1 Sales charges are reduced or eliminated for purchases of $100,000 or more.

 2 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.

 3 Deferred sales charges are reduced after 12 months and eliminated after six years.

 ANNUAL FUND OPERATING EXPENSES
 (expenses that are deducted from fund assets)  CLASS A    CLASS B/1/
 -----------------------------------------------
 Management Fees                                 0.39%       0.39%
 Distribution and/or Service (12b-1) Fees        0.29%/2/    1.00%/3/
 Other Expenses                                  0.17%       0.14%
 Total Annual Fund Operating Expenses            0.85%       1.53%


 1 Annualized.

 2 Class A 12b-1 expenses may not exceed 0.30% of the fund's average net assets annually.

 3 Class B 12b-1 expenses are 1.00% of the fund's average net assets annually.

 EXAMPLE

 This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year and that the fund's operating expenses remain the same as shown above. The "Class A" example reflects the maximum initial sales charge in Year One. The "Class B - assuming redemption" example reflects applicable contingent deferred sales charges through Year Six (after which time they are eliminated). Both Class B examples reflect Class A expenses for Years 9 and 10 since Class B shares automatically convert to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions your cumulative expenses would be:

                                               YEAR  YEAR    YEAR    YEAR
                                               ONE   THREE   FIVE    TEN
 Class A                                       $459  $636   $  829  $1,385
 ------------------------------------------------------------------------------------------
 Class B - assuming redemption                 $656  $883   $1,034  $1,640
 Class B - assuming no redemption              $156  $483   $  834  $1,640

U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS

 ---------------------------------------------------------
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

 The fund's investment objective is to provide a high level of current income consistent with prudent investment risk and preservation of capital. It invests primarily in securities that are guaranteed by the "full faith and credit" pledge of the U.S. Government. The fund may also invest in securities issued by U.S. governmental agencies or instrumentalities that are not guaranteed by the U.S. Government. These securities will be rated AAA by Standard & Poor's Cor-poration or Aaa by Moody's Investor Services, Inc. or unrated but determined to be of equivalent quality. In addition, the fund may invest a substantial portion of its assets in securities backed by pools of mortgages, also called "mortgage-backed securities." These securities will be guaranteed or sponsored by the U.S. Government.

 The value of certain debt securities held by the fund may be affected by changing interest rates and prepayment risks. For example, as with other debt securities, the value of U.S. Government securities generally will decline when interest rates rise and vice versa. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for such securities will fluctuate. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

 The fund may also hold cash, money market instruments or short-term debt securities. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective, but it also would reduce the fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.

 The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when the investment adviser believes they no longer represent good long-term value.

                                    U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS

 ADDITIONAL INVESTMENT RESULTS

 For periods ended December 31, 1999:

 AVERAGE ANNUAL
 TOTAL RETURN                    ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME/1/
 Class A - began 10/17/85         -1.59%     6.43%       6.85%        7.39%
 (with no sales charge imposed)
 ------------------------------------------------------------------------------
 Class B - began 3/15/00            N/A       N/A         N/A          N/A
 ------------------------------------------------------------------------------
 Lehman Brothers                  -0.54%     7.67%       7.60%        8.52%
 Govt/Mortgage-Backed Index/2/
 ------------------------------------------------------------------------------
 Lipper U.S. Govt Average/3/      -3.02%     6.51%       6.64%        7.08%
 ------------------------------------------------------------------------------
 Lipper GNMA Average/4/            0.11%     7.03%       7.02%        7.71%
 ------------------------------------------------------------------------------
 Consumer Price Index/5/           2.68%     2.37%       2.93%        3.13%
 ------------------------------------------------------------------------------


 Class A distribution rate/6/: 5.75%

 1 Lifetime figures are from the date the fund's Class A shares began investment operations.

 2 The Lehman Brothers Government/Mortgage-Backed Securities Index represents a market-weighted index that includes U.S. Treasury and agency securities, as well as FNMAs, FHLMCs, and GNMAs. This index is unmanaged and does not reflect sales charges, commissions or expenses.

 3 The Lipper General U.S. Government Funds Average represents funds that invest at least 65% of their assets in U.S. Government and agencies issues. The results of the underlying funds in the average include the reinvestment of dividend and capital gain distributions, but do not reflect sales charges and commissions.

 4 The Lipper GNMA Funds Average represents funds that invest at least 65% of their assets in Government National Mortgage Association securities. The results of the underlying funds in the average include the reinvestment of dividend and capital gain distributions, but do not reflect sales charges and commissions.

 5 The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

 6 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.

U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS

  The following chart illustrates the asset mix of the fund's investment portfolio as of the end of the fund's fiscal year, August 31, 2000.

[pie chart]
U.S. Treasury Obligations 44%
Federal Agency Obligations: Mortgage Pass-Throughs 40%
Federal Agency Debentures 8%
Collateralized Mortgage Obligations 4%
Cash & Equivalents 4%
[end chart]

  Because the fund is actively managed, its holdings will change from time to time.
 ------------------------------------------------------------------------------



 ---------------------------------------------------------
 MANAGEMENT AND ORGANIZATION

 INVESTMENT ADVISER

 Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is discussed earlier under "Fees and Expenses of the Fund."

 Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investing and with the Securities and Exchange Commission rules adopted in 1999 governing Codes of Ethics. This policy has also been incorporated into the fund's Code of Ethics.

                                    U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS

 MULTIPLE PORTFOLIO COUNSELOR SYSTEM

 Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for U.S. Government Securities Fund are listed below.


                                                                                           APPROXIMATE YEARS OF
                                                                                                EXPERIENCE
                                                                                             AS AN INVESTMENT
                                                                                               PROFESSIONAL
                                                               YEARS OF EXPERIENCE       (INCLUDING THE LAST FIVE
                                                             AS PORTFOLIO COUNSELOR               YEARS)
                                                           (AND RESEARCH PROFESSIONAL,  -----------------------------
         PORTFOLIO COUNSELORS                                  IF APPLICABLE) FOR        WITH CAPITAL
                  FOR                                            U.S. GOVERNMENT         RESEARCH AND
            U.S. GOVERNMENT                                      SECURITIES FUND          MANAGEMENT
            SECURITIES FUND         PRIMARY TITLE(S)              (APPROXIMATE)            COMPANY
         -------------------------------------------------------------------------------OR AFFILIATES    TOTAL YEARS
                                                                                        -----------------------------
         JOHN H.                President and Trustee of   14 years                     17 years        18 years
         SMET                   the fund. Senior Vice
                                President, Capital
                                Research and Management
                                Company
         ------------------------------------------------------------------------------------------------------------
         THOMAS H.              Vice President, Capital    4 years                      11 years        14 years
         HOGH                   International Research*
         ------------------------------------------------------------------------------------------------------------
         JOHN W.                Executive Vice President   10 years                     12 years        12 years
         RESSNER                and Director, Capital
                                Research Company*
         * Company affiliated with Capital Research and Management Company
------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS

 ---------------------------------------------------------
 SHAREHOLDER INFORMATION

 SHAREHOLDER SERVICES

 American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS

                     Call toll-Free from anywhere in the U.S.
                               (8 a.m. to 8 p.m. ET):
                                   800/421-0180

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
Service Center     Service Center      Service Center         Service Center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 2205      P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Brea, California   San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
92822-2205         78265-9522          46206-6007             23501-2280
Fax: 714/671-7080  Fax: 210/474-4050   Fax: 317/735-6620      Fax: 757/670-4773



 A COMPLETE DESCRIPTION OF THE SERVICES WE OFFER IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

 You may invest in the fund through various retirement plans. However, Class B shares generally are not available to certain retirement plans (for example, group retirement plans such as 401(k) plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans). Some retirement plans or accounts held by investment dealers may not offer certain services. If you have any questions, please contact American Funds Service Company, your plan administrator/trustee or dealer.

                                    U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS

 ---------------------------------------------------------
 CHOOSING A SHARE CLASS

 The fund offers both Class A and Class B shares. Each share class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation.

 Factors you should consider in choosing a class of shares include:

  .  How long you expect to own the shares

  .  How much you intend to invest

  .  The expenses associated with owning shares of each class

  . Whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver)

 EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

 Differences between Class A and Class B shares include:


               CLASS A                                 CLASS B
 ------------------------------------------------------------------------------
  Initial sales charge of up to         No initial sales charge.
  3.75%. Sales charges are reduced or
  eliminated for purchases of
  $100,000 or more (see "Sales
  Charges - Class A").
 ------------------------------------------------------------------------------
  Distribution and service (12b-1)      Distribution and service (12b-1) fees
  fees of up to 0.30% annually.         of 1.00% annually.
 ------------------------------------------------------------------------------
  Higher dividends than Class B         Lower dividends than Class A shares due
  shares due to lower annual            to higher distribution fees and other
  expenses.                             expenses.
 ------------------------------------------------------------------------------
  No contingent deferred sales charge   A contingent deferred sales charge if
  (except on certain redemptions on     you sell shares within six years of
  purchases of $1 million or more       buying them.  The charge starts at 5%
  bought without an initial sales       and declines thereafter until it
  charge).                              reaches 0% after six years. (see "Sales
                                        Charges - Class B").
 ------------------------------------------------------------------------------
  No purchase maximum.                  Maximum purchase of $100,000.
 ------------------------------------------------------------------------------
                                        Automatic conversion to Class A shares
                                        after eight years, reducing future
                                        annual expenses.
 ------------------------------------------------------------------------------

U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS

 ---------------------------------------------------------
 PURCHASE AND EXCHANGE OF SHARES

 PURCHASE

 Generally, you may open an account by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares using various options described in the statement of additional information and "Welcome to the Family."

 EXCHANGE

 You may exchange your shares into shares of the same class of other funds in The American Funds Group generally without a sales charge. For purposes of computing the contingent deferred sales charge on Class B shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

 Exchanges of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone..." for information regarding electronic exchanges.

 THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S PRINCIPAL UNDERWRITER, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. ALTHOUGH THERE IS CURRENTLY NO SPECIFIC LIMIT ON THE NUMBER OF EXCHANGES YOU CAN MAKE IN A PERIOD OF TIME, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND MAY TERMINATE THE EXCHANGE PRIVILEGE OF ANY INVESTOR WHOSE PATTERN OF EXCHANGE ACTIVITY THEY HAVE DETERMINED INVOLVES ACTUAL OR POTENTIAL HARM TO THE FUND.


 PURCHASE MINIMUMS FOR CLASS A AND B SHARES
 To establish an account (including retirement plan accounts)   $    250
   For a retirement plan account through payroll deduction      $     25
 To add to an account                                           $     50
   For a retirement plan account through payroll deduction      $     25
 PURCHASE MAXIMUM FOR CLASS B SHARES                            $100,000

                                    U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS

 SHARE PRICE

 The fund calculates its share price, also called net asset value, as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, market prices are used when available. If a market price for a particular security is not available, the fund will determine the appropriate price for the security.

 Your shares will be purchased at the net asset value plus any applicable sales charge in the case of Class A shares, or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. Sales of certain Class A and B shares may be subject to contingent deferred sales charges.

 ---------------------------------------------------------
 SALES CHARGES

 CLASS A

 The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below.


                             SALES CHARGE AS A PERCENTAGE OF
                             ----------------------------------
                                                                    DEALER
                                                    NET           COMMISSION
                                OFFERING          AMOUNT           AS % OF
 INVESTMENT                       PRICE          INVESTED       OFFERING PRICE
 ------------------------------------------------------------------------------
 Less than $100,000               3.75%            3.90%            3.00%
 ------------------------------------------------------------------------------
 $100,000 but less than           3.50%            3.63%            2.75%
 $250,000
 ------------------------------------------------------------------------------
 $250,000 but less than           2.50%            2.56%            2.00%
 $500,000
 ------------------------------------------------------------------------------
 $500,000 but less than           2.00%            2.04%            1.60%
 $750,000
 ------------------------------------------------------------------------------
 $750,000 but less than $1
 million                          1.50%            1.52%            1.20%
 ------------------------------------------------------------------------------
 $1 million or more and certain other
 investments described below           see below  see below  see below

U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS

 CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

 Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Investments made through retirement plans, endowments or foundations with $50 million or more in assets, or through certain qualified fee-based programs may also be made with no sales charge and are not subject to a contingent deferred sales charge. The fund may pay a dealer concession of up to 1% under its Plan of Distribution on investments made with no initial sales charge.

 CLASS B

 Class B shares are sold without any initial sales charge. However, a contingent deferred sales charge may be applied to the value of the shares you redeem within six years of purchase, as shown in the table below.


 Shares sold within year           1    2    3    4    5     6
 ----------------------------------------------------------------
 Contingent deferred sales charge  5%   4%   4%   3%   2%    1%


 Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent Deferred Sales Charge Waivers for Class B Shares" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first and then shares that you have owned the longest. American Funds Distributors pays compensation equal to 4% of the amount invested to dealers who sell Class B shares.

 CLASS B CONVERSION TO A SHARES

 Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that this automatic conversion is not taxable. Should their position change, shareholders would still have the option of converting but may face certain tax consequences. Please see the statement of additional information for more information.

                                    U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS

 ---------------------------------------------------------
 SALES CHARGE REDUCTIONS AND WAIVERS

 You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your Class A sales charge or waiver of your Class B contingent deferred sales charge using one or any combination of the methods described below, in the statement of additional information and "Welcome to the Family."

 REDUCING YOUR CLASS A SALES CHARGE

 You and your "immediate family" (your spouse and your children under the age of 21) may combine investments to reduce your Class A sales charge.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for their own account(s) and/or:

  . trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust.

  .  solely controlled business accounts.

  .  single-participant retirement plans.

 Other types of accounts may also be aggregated. You should check with your financial adviser or consult the statement of additional information or "Welcome to the Family" for more information.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of Class A and/or B shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

 RIGHTS OF ACCUMULATION

 You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing Class A and B holdings in the American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to determine your Class A sales charge. Direct purchases of money market funds are excluded.

U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS

 STATEMENT OF INTENTION

 You can reduce the sales charge you pay on your Class A share purchases by establishing a Statement of Intention. A Statement of Intention allows you to combine all Class A and B share non-money market fund purchases, as well as individual American Legacy variable annuity and life insurance policies you intend to make over a 13-month period, to determine the applicable sales charge. At your request purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of your account may be held in escrow to cover additional Class A sales charges which may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

 CONTINGENT DEFERRED SALES CHARGE WAIVERS FOR CLASS B SHARES

 The contingent deferred sales charge on Class B shares may be waived in the following cases:

  . when receiving payments through systematic withdrawal plans (up to 12% of the value of your account);

  . when receiving required minimum distributions from retirement accounts upon reaching age 70 1/2; or

  . for redemptions due to death or post-purchase disability of the shareholder.

 For more information, please consult your financial adviser, the statement of additional information or "Welcome to the Family."

                                    U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS

 ---------------------------------------------------------
 PLANS OF DISTRIBUTION

 The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of trustees. The plans provide for annual expenses of up to 0.30% for Class A shares and 1.00% for Class B shares. Up to 0.25% of these payments are used to pay service fees to qualified dealers for providing certain shareholder services. The remaining 0.75% expense for Class B shares is used for financing commissions paid to your dealer. The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year is indicated above under "Fees and Expenses of the Fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B shares may cost you more over time than paying the initial sales charge for Class A shares.

 OTHER COMPENSATION TO DEALERS

 American Funds Distributors may provide additional compensation to, or sponsor informational meetings for, dealers as described in the statement of additional information.

U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS

 ---------------------------------------------------------
 HOW TO SELL SHARES

 Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

  THROUGH YOUR DEALER (CERTAIN CHARGES MAY APPLY)

  .  Shares held for you in your dealer's name must be sold through the dealer.

  WRITING TO AMERICAN FUNDS SERVICE COMPANY

  .  Requests must be signed by the registered shareholder(s).

  .  A signature guarantee is required if the redemption is:

     -- Over $50,000;

     -- Made payable to someone other than the registered shareholder(s); or

     -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

  . American Funds Service Company reserves the right to require signature guarantee(s) on all redemptions.

  . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

  TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/:

  . Redemptions by telephone, fax, or computer (including American FundsLine and American FundsLine OnLine) are limited to $50,000 per shareholder each day.

  .  Checks must be made payable to the registered shareholder.

  . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

                                    U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS

 TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE OR FUNDSLINE ONLINE

 Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

 Unless you decide not to have telephone, fax, or computer services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS

 ---------------------------------------------------------
 DISTRIBUTIONS AND TAXES

 DIVIDENDS AND DISTRIBUTIONS

 The fund declares dividends from net investment income daily and distributes the accrued dividends, which may fluctuate, to shareholders each month.
  Dividends begin accruing one day after payment for shares is received by the fund or American Funds Service Company. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

 You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or any other fund in The American Funds Group or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.

 TAXES ON DISTRIBUTIONS

 Distributions you receive from the fund may be subject to income tax and may also be subject to state or local taxes - unless you are exempt from taxation.

 For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The fund's distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest distributions or receive them in cash.

 TAXES ON TRANSACTIONS

 Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

 Please see the statement of additional information, the "Welcome to the Family" guide, and your tax adviser for further information.

                                    U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS

FINANCIAL HIGHLIGHTS/1/

The financial highlights table is intended to help you understand the fund's results for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.


                                      Net gains (losses) on
             Net asset                      securities                     Dividends
               value,        Net          (both realized      Total from   (from net     Net asset                   Net assets,
Year ended  beginning of  investment           and             investment  investment  value, end of                 end of year
August 31       year        income         unrealized)         operations   income)        year       Total return  (in millions)
-----------------------------------------------------------------------------------------------------------------------------------
 CLASS A:
2000           $12.63       $.77/2/           $.09/2/            $.86        $(.73)       $12.76         7.04%         $1,083
1999            13.39        .77              (.76 )              .01         (.77)        12.63         (.01)          1,322
1998            13.03        .83               .40               1.23         (.87)        13.39         9.70           1,210
1997            12.78        .88               .25               1.13         (.88)        13.03         9.08           1,106
1996            13.24        .93              (.49 )              .44         (.90)        12.78         3.40           1,216
 CLASS B:
2000            12.49        .50/2/            .07/2/             .57         (.30)        12.76         4.43               3

             Ratio of    Ratio of net
            expenses to    income to
Year ended  average net   average net      Portfolio
August 31     assets        assets       turnover rate
-------------------------------------------------------
 CLASS A:
2000            .85%         6.13%          63.18%/4/
1999            .80          5.80           81.10
1998            .79          6.24           81.99
1997            .80          6.74           28.16
1996            .81          7.04           40.01
 CLASS B:
2000           1.53/3/       5.28/3/        63.18/4/

1 The years 1996 through 2000 represent, for Class A shares, fiscal years ended
 August 31. The period ended 2000 represents, for Class B shares, the 169-day period ended August 31, 2000. Class B shares were not offered before March 15, 2000. Total returns for such periods are based on activity during the period and thus are not representative of a full year. Total returns exclude all sales charges, including contingent deferred sales charges.

2 Based on average shares outstanding.

3 Annualized.

4 Represents portfolio turnover rate (equivalent for all share classes) for the fiscal year ended August 31, 2000.

U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS

 ---------------------------------------------------------
 NOTES

                                    U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS

 FOR SHAREHOLDER SERVICES                  American Funds Service Company
                                                             800/421-0180
 FOR RETIREMENT PLAN SERVICES    Call your employer or plan administrator
 FOR DEALER SERVICES                          American Funds Distributors
                                                     800/421-9900 Ext. 11
 FOR 24-HOUR INFORMATION                            American FundsLine(R)
                                                             800/325-3590
                                             American FundsLine OnLine(R)
                                             http://www.americanfunds.com


            Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

                            *     *     *     *     *

 MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

 ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS Contains additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

 STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

 The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

 HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

 If you would like to receive individual copies of these documents, or a free copy of the SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope
 Street, Los Angeles, California 90071.
 Investment Company File No. 811-4318
                                                       Printed on recycled paper

                        U.S. GOVERNMENT SECURITIES FUND

                                     Part B
                      Statement of Additional Information

                                November 1, 2000


This document is not a prospectus but should be read in conjunction with the current prospectus of U.S. Government Securities Fund (the "fund" or "GVT") dated November 1, 2000. The prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

                         The American Funds Income Series
                         U.S. Government Securities Fund
                              Attention: Secretary
                             333 South Hope Street
                          Los Angeles, California 90071
                                 (213) 486-9200

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them, and they should contact their employer for details.


                               TABLE OF CONTENTS


Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        5
Fund Organization and Voting Rights . . . . . . . . . . . . . . . .        7
Fund Trustees and Other Officers. . . . . . . . . . . . . . . . . .        8
Management. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       11
Dividends, Distributions and Taxes. . . . . . . . . . . . . . . . .       15
Purchase of Shares. . . . . . . . . . . . . . . . . . . . . . . . .       18
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       20
Sales Charge Reductions and Waivers . . . . . . . . . . . . . . . .       23
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       26
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       26
Selling Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       27
Shareholder Account Services and Privileges . . . . . . . . . . . .       29
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       31
General Information . . . . . . . . . . . . . . . . . . . . . . . .       32
Class A Share Investment Results and Related Statistics . . . . . .       33
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       35
Financial Statements




                    U.S. Government Securities Fund - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal market conditions, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


U.S. GOVERNMENT SECURITIES

 .    The fund will invest at least 65% of its assets in securities guaranteed by the U.S. Government, its agencies or instrumentalities.
 .    The fund may also invest in securities sponsored by the U.S. Government but not guaranteed by the full faith and credit of the U.S. Government, cash and cash equivalents, short-term debt, and other mortgage-related securities.
 .    The fund will only purchase collateralized mortgage obligations (CMOs) or mortgage-backed bonds which are fully collateralized by securities issued by GNMA, FNMA or FHLMC and/or mortgages insured by GNMA.

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objective, Strategies and Risks."


U.S. GOVERNMENT SECURITIES - Securities guaranteed by the U.S. Government include direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds). For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


Certain securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Farmers Home Administration, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Tennessee Valley Authority, and Federal Farm Credit Bank System.


These securities will be rated AAA by Standard & Poor's Corporation or Aaa by Moody's Investors Services, Inc. or unrated but determined to be of equivalent quality.


PASS-THROUGH SECURITIES - The fund may invest in various debt obligations backed by a pool of mortgages or other assets including loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables, and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors. Pass-through securities may have either fixed or adjustable coupons. These securities include those discussed below.


                    U.S. Government Securities Fund - Page 2

"Mortgage-backed securities" are issued both by U.S. government agencies, including the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corporation (FHLMC), and by private entities. The payment of interest and principal on securities issued by U.S. government agencies is guaranteed by the full faith and credit of the U.S. government (in the case of GNMA securities) or the issuer (in the case of FNMA and FHLMC securities). However, the guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.


"Collateralized mortgage obligations" (CMOs) are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages. Payments of principal and interest are passed-through to each bond at varying schedules resulting in bonds with different coupons, effective maturities, and sensitivities to interest rates. In fact, some CMOs may be structured in a way that when interest rates change the impact of changing prepayment rates on these securities' effective maturities is magnified.


The fund will only purchase CMOs or mortgage-backed bonds which are fully collateralized by securities issued by GNMA, FNMA or FHLMC and/or mortgages insured by GNMA.


INFLATION-INDEXED BONDS - The fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities, and corporations. The principal value of this type of bond is periodically adjusted according to changes in the rate of inflation. The interest rate is generally fixed at issuance; however, interest payments are based on an inflation adjusted principal value. For example, in a period of deflation, principal value will be adjusted downward, reducing the interest payable.


Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The fund may also invest in other bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.


REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements, under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the Investment Adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Investment Adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by the fund may be delayed or limited.


FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities it assumes the risk of any decline in value of the security beginning on the date of the agreement. When the fund agrees to sell such securities it does not participate in further gains or losses with respect to the securities


                    U.S. Government Securities Fund - Page 3 beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


As the fund's aggregate commitments under these transactions increase, the opportunity for leverage similarly increases. The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. The fund will not borrow money to settle these transactions and therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.


The fund may also enter into reverse repurchase agreements and "roll" transactions. A reverse repurchase agreement is the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. A "roll" transaction is the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical securities at a later date. The fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations as of the time of the agreement. The fund intends to treat roll transactions as two separate transactions: one involving the purchase of a security and a separate transaction involving the sale of a security. Since the fund does not intend to enter into roll transactions for financing purposes, it may treat these transactions as not falling within the definition of "borrowing" set forth in Section 2(a)(23) of the Investment Company Act of 1940. The fund will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations under "roll" transactions and reverse repurchase agreements with broker-dealers (no collateral is required for reverse repurchase agreements with banks).


RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. All such securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures which have been adopted by the fund's board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.


CASH AND CASH EQUIVALENTS - These securities include (i) commercial paper (e.g., short-term notes up to 9 months in maturity issued by corporations, governmental bodies or bank/ corporation sponsored conduits (asset backed commercial paper)),
(ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. Government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


                    U.S. Government Securities Fund - Page 4

VARIABLE AND FLOATING RATE OBLIGATIONS - The interest rates payable on certain securities in which the fund may invest may not be fixed but may fluctuate based upon changes in market rates. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest. Variable and floating rate obligations permit the fund to "lock in" the current interest rate for only the period until the next scheduled rate adjustment, but the rate adjustment feature tends to limit the extent to which the market value of the obligation will fluctuate.


LOANS OF PORTFOLIO SECURITIES - The fund is authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the Investment Adviser. The borrower must maintain with the fund's custodian collateral consisting of cash, cash equivalents or U.S. Government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Investment Adviser will monitor the adequacy of the collateral on a daily basis. The fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. The fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. The fund will limit its loans of portfolio securities to an aggregate of 33-1/3% of the value of its total assets, measured at the time any such loan is made. There is no current intent to engage in this investment practice over the next 12 months.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved.


The fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio was replaced once per year. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover for each of the last five fiscal periods.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940 ("1940 Act") as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


                    U.S. Government Securities Fund - Page 5

These restrictions provided that the fund may not:


1. Purchase any security (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government securities") if, immediately after and as a result of such investment, more than 5% of the value of the fund's total assets would be invested in securities of the issuer;

2. Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to U.S. Government securities;

3.   Invest in companies for the purpose of exercising control or management;

4. Knowingly purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

5. Buy or sell real estate or commodities or commodity contracts in the ordinary course of its business; however, the fund may purchase or sell readily marketable debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts;

6. Acquire securities subject to restrictions on disposition imposed by the Securities Act of 1933, if, immediately after and as a result of such acquisition, the value of such restricted securities and all other illiquid securities held by the fund would exceed 10% of the value of the fund's total assets;

7. Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

8. Make loans, except that the fund may purchase readily marketable debt securities and invest in repurchase agreements and make loans of portfolio securities. The fund will not invest in repurchase agreements maturing in more than seven days (unless subject to a demand feature) if any such investment, together with any illiquid securities (including securities which are subject to legal or contractual restrictions on resale) held by the fund, exceeds 10% of the value of its total assets;

9. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

10. Purchase securities on margin, except that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

11. Borrow money, except from banks for temporary or emergency purposes not in excess of 5% of the value of the fund's total assets, except that the fund may enter into reverse repurchase agreements, provided that the fund will limit its aggregate borrowings to no more than one-third of its total assets;

12. Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the sale of securities pursuant to a reverse repurchase agreement;


                    U.S. Government Securities Fund - Page 6

13. Purchase or retain the securities of any issuer, if those individual officers and Trustees of the Trust, its investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

14. Invest in interests in oil, gas, or other mineral exploration or development programs;

15. Invest more than 5% of its total assets in warrants which are unattached to securities;

16.  Write, purchase or sell puts, calls or combinations thereof.

Notwithstanding Investment Restriction #4, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by the Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission. For purposes of Investment Restriction #6, the fund will not invest more than 15% of its net assets in illiquid securities.


                      FUND ORGANIZATION AND VOTING RIGHTS

The fund, an open-end, diversified management investment company, was organized as a Massachusetts business trust on May 8, 1985.


All fund operations are supervised by the fund's Board of Trustees which meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described in "Trustees and Trustee Compensation" below. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund has two classes of shares - Class A and Class B. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Trustees. Class A and Class B shareholders have exclusive voting rights with respect to the rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.


The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.


                    U.S. Government Securities Fund - Page 7

                           FUND TRUSTEES AND OFFICERS

                       Trustees and Trustee Compensation


                                                                                                AGGREGATE
                                                                                               COMPENSATION
                                                                                          (INCLUDING VOLUNTARILY
                                                                                                 DEFERRED
                                                                                             COMPENSATION/1/)
                                                                                              FROM THE FUND
                                 POSITION                                                   DURING FISCAL YEAR
                                   WITH             PRINCIPAL OCCUPATION(S) DURING                ENDED
   NAME, ADDRESS AND AGE        REGISTRANT                   PAST 5 YEARS                    AUGUST 31, 2000
------------------------------------------------------------------------------------------------------------------
 Richard G. Capen, Jr.         Trustee          Corporate Director and author; former            $3,097/^/
 6077 San Elijo, Box 2494                       United States Ambassador to Spain;
 Rancho Santa Fe, CA 92067                      former Vice Chairman of the Board,
 Age: 66                                        Knight-Ridder, Inc., former Chairman
                                                and Publisher, The Miami Herald
                                                               ----------------
------------------------------------------------------------------------------------------------------------------
 H. Frederick Christie         Trustee          Private Investor.  Former President and          $3,658/4/
 P.O. Box 144                                   Chief Executive Officer, The Mission
 Palos Verdes Estates, CA                       Group (non-utility holding company,
 90274                                          subsidiary of Southern California
 Age: 67                                        Edison Company)
------------------------------------------------------------------------------------------------------------------
 Diane C. Creel                Trustee          CEO and President, The Earth Technology          $3,500/4/
 100 W. Broadway                                Corporation (international consulting
 Suite 5000                                     engineering)
 Long Beach, CA 90802
 Age: 51
------------------------------------------------------------------------------------------------------------------
 Martin Fenton                 Trustee          Managing Director, Senior Resource               $4,100/4/
 4660 La Jolla Village                          Group LLC (development and management
 Drive                                          of senior living communities)
 Suite 725
 San Diego, CA 92122
 Age: 65
------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller             Trustee          President, Fuller Consulting (financial          $3,731/4/
 4337 Marina City Drive                         management consulting firm)
 Suite 841 ETN
 Marina del Rey, CA 90292
 Age: 54
------------------------------------------------------------------------------------------------------------------
 +* Abner D. Goldstine         Vice Chairman    Senior Vice President and Director,               none/5/
 Age: 70                       and Trustee      Capital Research and Management Company
                                                                                          ------------------------
------------------------------------------------------------------------------------------
 +** Paul G. Haaga, Jr.        Chairman of      Executive Vice President and Director,            none/5/
 Age: 51                       the Board        Capital Research and Management Company

------------------------------------------------------------------------------------------------------------------
 Richard G. Newman             Trustee          Chairman, President and CEO, AECOM               $4,131/4/
 3250 Wilshire Boulevard                        Technology Corporation (architectural
 Los Angeles, CA 90010-1599                     engineering)
 Age: 65
------------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez              Trustee          President, The Sanchez Family                    $3,333/3/
 5234 Via San Delarro, #1                       Corporation dba McDonald's Restaurants
 Los Angeles, CA 90022                          (McDonald's licensee)
 Age: 57
------------------------------------------------------------------------------------------------------------------
 +* John H. Smet               President and    Senior Vice President, Capital Research           none/5/
 Age: 44                       Trustee          and Management Company
------------------------------------------------------------------------------------------------------------------
                                   TOTAL COMPENSATION
                                 (INCLUDING VOLUNTARILY
                                        DEFERRED
                                  COMPENSATION/1/) FROM      TOTAL NUMBER
                                  ALL FUNDS MANAGED BY         OF FUND
                                  CAPITAL RESEARCH AND          BOARDS
                                   MANAGEMENT COMPANY          ON WHICH
                              OR ITS AFFILIATES/2/ FOR THE     TRUSTEE
   NAME, ADDRESS AND AGE       YEAR ENDED AUGUST 31, 2000     SERVES/2/
--------------------------------------------------------------------------
 Richard G. Capen, Jr.                 $  88,153                  14
 6077 San Elijo, Box 2494
 Rancho Santa Fe, CA 92067
 Age: 66
--------------------------------------------------------------------------
 H. Frederick Christie                 $214,453/4/                19
 P.O. Box 144
 Palos Verdes Estates, CA
 90274
 Age: 67
--------------------------------------------------------------------------
 Diane C. Creel                        $42,320/4/                 12
 100 W. Broadway
 Suite 5000
 Long Beach, CA 90802
 Age: 51
--------------------------------------------------------------------------
 Martin Fenton                         $128,153/4/                16
 4660 La Jolla Village
 Drive
 Suite 725
 San Diego, CA 92122
 Age: 65
--------------------------------------------------------------------------
 Leonard R. Fuller                     $87,953/4/                 13
 4337 Marina City Drive
 Suite 841 ETN
 Marina del Rey, CA 90292
 Age: 54
--------------------------------------------------------------------------
 +* Abner D. Goldstine                   none/5/                  12
 Age: 70
--------------------------------------------------------------------------
 +** Paul G. Haaga, Jr.                  none/5/                  15
 Age: 51

--------------------------------------------------------------------------
 Richard G. Newman                     $105,320/4/                13
 3250 Wilshire Boulevard
 Los Angeles, CA 90010-1599
 Age: 65
--------------------------------------------------------------------------
 Frank M. Sanchez                      $  43,953                  12
 5234 Via San Delarro, #1
 Los Angeles, CA 90022
 Age: 57
--------------------------------------------------------------------------
 +* John H. Smet                         none/5/                   2
 Age: 44
--------------------------------------------------------------------------




                    U.S. Government Securities Fund - Page 8

                    U.S. Government Securities Fund - Page 9

+ "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company, or the parent company of the Investment Adviser, The Capital Group Companies, Inc.


* Address is 11100 Santa Monica Boulevard, Los Angeles, CA 90025
** Address is 333 South Hope Street, Los Angeles, CA 90071

1 Amounts may be deferred by eligible Trustees under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Trustees.

2 Capital Research and Management Company manages The American Funds Group consisting of 29 funds: AMCAP Fund, Inc., American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U. S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages American Variable Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicle for certain variable insurance contracts; and Endowments, whose shareholders are limited to (i) any entity exempt from taxation under Section 501(c)(3) of the Internal Revenue Code of 1986, as
  amended ("501(c)(3) organization");      (ii) any trust, the present or future
  beneficiary of which is a 501(c)(3) organization, and (iii) any other entity formed for the primary purpose of benefiting a 501(c)(3) organization. An affiliate of Capital Research and Management Company, Capital International, Inc., manages Emerging Markets Growth Fund, Inc.

3 Richard G. Capen, Jr. and Frank M. Sanchez were elected by shareholders on
  October 28, 1999.

4 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2000 fiscal year for participating Trustees is as follows: Richard G. Capen, Jr. ($2,485), H. Frederick Christie ($9,739), Diane C. Creel ($8,776), Martin Fenton, ($19,025), Leonard R. Fuller ($13,151) and Richard G. Newman ($46,355). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Trustees.

5 Abner D. Goldstine, Paul G. Haaga, Jr. and John H. Smet are affiliated with the Investment Adviser and, accordingly, receive no compensation from the fund.


                   U.S. Government Securities Fund - Page 10

                                 OTHER OFFICERS


                               POSITION(S)     PRINCIPAL OCCUPATION(S) DURING
   NAME AND ADDRESS     AGE  WITH REGISTRANT            PAST 5 YEARS
-------------------------------------------------------------------------------
Michael J. Downer       45   Vice President   Senior Vice President - Fund
333 South Hope Street                         Business Management Group,
Los Angeles, CA 90071                         Capital Research and Management
                                              Company
-------------------------------------------------------------------------------
Julie F. Williams       52   Secretary        Vice President - Fund Business
333 South Hope Street                         Management Group, Capital
Los Angeles, CA 90071                         Research and Management Company
-------------------------------------------------------------------------------
Anthony W. Hynes, Jr.   37   Treasurer        Vice President - Fund Business
135 South State                               Management Group, Capital
College Blvd.                                 Research and Management Company
Brea, CA 92821
-------------------------------------------------------------------------------
Kimberly S. Verdick     36   Assistant        Assistant Vice President - Fund
333 South Hope Street        Secretary        Business Management Group,
Los Angeles, CA 90071                         Capital Research and Management
                                              Company
-------------------------------------------------------------------------------



All of the officers listed are officers, and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as Investment Adviser.


No compensation is paid by the fund to any officer or Trustee who is a director, officer or employee of the Investment Adviser or affiliated companies. The fund pays annual fees of $2,500 to Trustees who are not affiliated with the Investment Adviser, plus $210 for each Board of Trustees meeting attended, plus a pro rata portion of $2,510 for each meeting of the Contracts Committee attended and a pro rata portion of $1,000 for each meeting of the Audit and Nominating Committees attended. No pension or retirement benefits are accrued as part of fund expenses. The Trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Trustees who are not affiliated with the Investment Adviser. As of October 1, 2000 the officers and Trustees of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


                                   MANAGEMENT

INVESTMENT ADVISER - The Investment Adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo), with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


                   U.S. Government Securities Fund - Page 11

The Investment Adviser is responsible for managing more than $300 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the Investment Adviser will continue in effect until May 31, 2001, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the fund, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the offices of the fund. The fund pays all expenses not assumed by the Investment Adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of shares of the fund (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation, fees, and expenses paid to directors unaffiliated with the Investment Adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


The management fee is based upon the net assets of the fund and monthly gross investment income. Gross investment income shall be determined in accordance with generally accepted accounting principles and does not include gains or losses from sales of capital assets.


The management fee is based on the following rates and month-end net asset levels:


                   U.S. Government Securities Fund - Page 12

                                NET ASSET LEVEL

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------
         0.30%                 $            0             $   60,000,000
------------------------------------------------------------------------------
         0.21                      60,000,000              1,000,000,000
------------------------------------------------------------------------------
         0.18                   1,000,000,000              3,000,000,000
------------------------------------------------------------------------------
         0.16                   3,000,000,000
------------------------------------------------------------------------------


The agreement also provides for fees based on monthly gross investment income at the following rates:


                            MONTHLY GROSS INVESTMENT

         INCOME              RATE IN EXCESS OF                UP TO
------------------------------------------------------------------------------
         3.00%                   $        0                 $3,333,333
------------------------------------------------------------------------------
         2.25                     3,333,333                  8,333,333
------------------------------------------------------------------------------
         2.00                     8,333,333
------------------------------------------------------------------------------


Assuming net assets of $1.1 billion and gross investment income levels of 6%, 7%, 8%, 9% and 10%, management fees would be 0.37%, 0.40%, 0.42%, 0.44% and
0.46%, respectively.


The Investment Adviser has agreed that in the event the expenses of Class A shares of the fund (with the exclusion of interest, taxes, brokerage costs, extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees. For the fiscal years ended 2000, 1999, and 1998, the Investment Adviser received advisory fees of $4,622,000, $5,028,000, and $4,450,000, respectively.


PRINCIPAL UNDERWRITER - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92821, 3500 Wiseman Boulevard, San Antonio, TX 78251, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513.


The fund has adopted Plans of Distribution (the "Plans"), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). In addition, the Principal Underwriter receives revenues from sales of the fund's shares. For Class A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A sales charge remaining after the discounts which it allows to investment dealers. For


                   U.S. Government Securities Fund - Page 13

Class B shares, the Principal Underwriter sells the rights to 12b-1 fees paid by the fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B shares. The fund also reimburses the Principal Underwriter for the immediate service fees advanced and paid to dealers by the Principal Underwriter for sales of Class B shares.


Commissions retained by the Principal Underwriter on sales of Class A shares during the 2000 fiscal year amounted to $410,000 after allowance of $1,620,000 to dealers. During the fiscal years ended 1999 and 1998, the Principal Underwriter retained $983,000 and $468,000, respectively, on sales of Class A shares after an allowance of $4,031,000 and $1,913,000 to dealers, respectively. Revenue retained and service fee reimbursements received by the Principal Underwriter on sales of Class B shares during the 2000 fiscal year amounted to $21,000 after compensation of $137,000 to dealers.


As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Trustees and separately by a majority of the trustees who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. The officers and trustees who are "interested persons" of the fund may be considered to have a direct or indirect financial interest in the operation of the Plans due to present or past affiliations with the Investment Adviser and related companies. Potential benefits of the Plans to the fund include shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of trustees who are not "interested persons" of the fund are committed to the discretion of the trustees who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Trustees.


Under the Plans, the fund may expend up to 0.30% of its net assets annually for Class A shares and 1.00% of its net assets annually for Class B shares to finance any activity which is primarily intended to result in the sale of fund shares, provided the fund's Board of Trustees has approved the category of expenses for which payment is being made. For Class A shares, these include up to 0.25% in service fees for qualified dealers and dealer commissions and wholesaler compensation on sales of shares exceeding $1 million purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, rollover IRA accounts as described in "Individual Retirement Account (IRA) Rollovers" below, and retirement plans, endowments or foundations with $50 million or more in assets). For Class B shares, these include 0.25% in service fees for qualified dealers and 0.75% in payments to the Principal Underwriter for financing commissions paid to qualified dealers selling Class B shares.


Commissions on sales of Class A shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code, including any "401(k)" plan with 100 or more eligible employees) in excess of the Class A Plan limitation not reimbursed during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters, these commissions are not recoverable. During the 2000 fiscal year, the fund paid or accrued $3,395,000 for compensation to dealers or


                   U.S. Government Securities Fund - Page 14 the Principal Underwriter under the Plan for Class A shares and $7,000 under the Plan for Class B shares. As of August 31, 2000, accrued and unpaid distribution expenses for Class A and Class B shares were $573,000 and $2,000, respectively.


OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently these payments are limited to the top 100 dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income which includes any excess of net realized short-term gains over net realized long-term capital losses. Additional distributions may be made, if necessary. The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, the fund may retain all or part of such gain for reinvestment, after paying the related federal taxes for which shareholders may then be able to claim a credit against their federal tax liability. If the fund does not distribute the amount of capital gain and/or net investment income required to be distributed by an excise tax provision of the Code, the fund may be subject to that excise tax. In certain circumstances, the fund may determine that it is in the interest of shareholders to distribute less than the required amount. In this case, the fund will pay any income or excise taxes due.


Dividends on Class A and Class B shares will be reinvested in shares of the fund of the same class unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus.


TAXES - The fund has elected to be treated as a regulated investment company under Subchapter M of the Code. A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and


                   U.S. Government Securities Fund - Page 15

(ii) any amount on which the fund pays income tax during the periods described above. The fund intends to distribute net investment income and net capital gains so as to minimize or avoid the excise tax liability.


Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses, if any. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.


If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 20% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and their related tax credit.


Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual shareholders at a maximum 20% capital gains rate, regardless of the length of time the shares of the fund has been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.


Distributions of investment company taxable income and net realized capital gains to individual shareholders will be taxable whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.


Redemptions of shares, including exchanges for shares of another American Fund, may result in tax consequences (gain or loss) to the shareholder.


If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund will be eligible for the deduction for dividends received by


                   U.S. Government Securities Fund - Page 16 corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date which is 45 days before the date on which the shares become ex-dividend.


Distributions by the fund result in a reduction in the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which will nevertheless be taxable to them.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


Shareholders of the fund may be subject to state and local taxes on distributions received from the fund and on redemptions of the fund's shares.


In January of each year fund shareholders will receive a statement of the federal income tax status of all distributions.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on dividend income received by him or her.


Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of additional information in light of their particular tax situations.


                   U.S. Government Securities Fund - Page 17

                               PURCHASE OF SHARES


        METHOD            INITIAL INVESTMENT        ADDITIONAL INVESTMENTS
-------------------------------------------------------------------------------
                        See "Purchase           $50 minimum (except where a
                        Minimums" for initial   lower minimum is noted under
                        investment minimums.    "Purchase Minimums").
-------------------------------------------------------------------------------
By contacting           Visit any investment    Mail directly to your
your investment dealer  dealer who is           investment dealer's address
                        registered in the       printed on your account
                        state where the         statement.
                        purchase is made and
                        who has a sales
                        agreement with
                        American Funds
                        Distributors.
-------------------------------------------------------------------------------
By mail                 Make your check         Fill out the account additions
                        payable to the fund     form at the bottom of a recent
                        and mail to the         account statement, make your
                        address indicated on    check payable to the fund,
                        the account             write your account number on
                        application. Please     your check, and mail the check
                        indicate an investment  and form in the envelope
                        dealer on the account   provided with your account
                        application.            statement.
-------------------------------------------------------------------------------
By telephone            Please contact your     Complete the "Investments by
                        investment dealer to    Phone" section on the account
                        open account, then      application or American
                        follow the procedures   FundsLink Authorization Form.
                        for additional          Once you establish the
                        investments.            privilege, you, your financial
                                                advisor or any person with your
                                                account information can call
                                                American FundsLine(R) and make
                                                investments by telephone
                                                (subject to conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Computer Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By computer             Please contact your     Complete the American FundsLink
                        investment dealer to    Authorization Form. Once you
                        open account, then      established the privilege, you,
                        follow the procedures   your financial advisor or any
                        for additional          person with your account
                        investments.            information may access American
                                                FundsLine OnLine(R) on the
                                                Internet and make investments
                                                by computer (subject to
                                                conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Computer Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By wire                 Call 800/421-0180 to    Your bank should wire your
                        obtain your account     additional investments in the
                        number(s), if           same manner as described under
                        necessary. Please       "Initial Investment."
                        indicate an investment
                        dealer on the account.
                        Instruct your bank to
                        wire funds to:

                        Wells Fargo Bank
                        155 Fifth Street,
                        Sixth Floor
                        San Francisco, CA
                        94106
                        (ABA#121000248)

                        For credit to the
                        account of:
                        American Funds Service
                        Company a/c#
                        4600-076178
                        (fund name)
                        (your fund acct. no.)
-------------------------------------------------------------------------------
THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY
PURCHASE ORDER.
-------------------------------------------------------------------------------


PURCHASE MINIMUMS - The minimum initial investment for all funds in The American Funds Group, except the money market funds and the state tax-exempt funds, is $250. The minimum initial investment for the money market funds (The Cash Management Trust of America, The Tax--


                   U.S. Government Securities Fund - Page 18

Exempt Money Fund of America, and The U.S. Treasury Money Fund of America) and the state tax-exempt funds (The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, and The Tax-Exempt Fund of Virginia) is $1,000. Purchase minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS. The minimum is $50 for additional investments (except as noted above).


PURCHASE MAXIMUM FOR CLASS B SHARES - The maximum purchase order for Class B shares for all American Funds is $100,000. For investments above $100,000 Class A shares are generally a less expensive option over time due to sales charge reductions or waivers.


FUND NUMBERS - Here are the fund numbers for use with our automated phone line, American FundsLine/(R)/ (see description below):

                                                            FUND      FUND
                                                           NUMBER    NUMBER
 FUND                                                      CLASS A   CLASS B
 ----                                                      -------   -------
 STOCK AND STOCK/BOND FUNDS
 AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . . . .     02        202
 American Balanced Fund/(R)/ . . . . . . . . . . . . . .     11        211
 American Mutual Fund/(R)/ . . . . . . . . . . . . . . .     03        203
 Capital Income Builder/(R)/ . . . . . . . . . . . . . .     12        212
 Capital World Growth and Income Fund/SM/  . . . . . . .     33        233
 EuroPacific Growth Fund/(R)/  . . . . . . . . . . . . .     16        216
 Fundamental Investors/SM/ . . . . . . . . . . . . . . .     10        210
 The Growth Fund of America/(R)/ . . . . . . . . . . . .     05        205
 The Income Fund of America/(R)/ . . . . . . . . . . . .     06        206
 The Investment Company of America/(R)/  . . . . . . . .     04        204
 The New Economy Fund/(R)/ . . . . . . . . . . . . . . .     14        214
 New Perspective Fund/(R)/ . . . . . . . . . . . . . . .     07        207
 New World Fund/SM/  . . . . . . . . . . . . . . . . . .     36        236
 SMALLCAP World Fund/(R)/  . . . . . . . . . . . . . . .     35        235
 Washington Mutual Investors Fund/SM/  . . . . . . . . .     01        201
 BOND FUNDS
 American High-Income Municipal Bond Fund/(R)/ . . . . .     40        240
 American High-Income Trust/SM/  . . . . . . . . . . . .     21        221
 The Bond Fund of America/SM/  . . . . . . . . . . . . .     08        208
 Capital World Bond Fund/(R)/  . . . . . . . . . . . . .     31        231
 Intermediate Bond Fund of America/SM/ . . . . . . . . .     23        223
 Limited Term Tax-Exempt Bond Fund of America/SM/  . . .     43        243
 The Tax-Exempt Bond Fund of America/(R)/  . . . . . . .     19        219
 The Tax-Exempt Fund of California/(R)/* . . . . . . . .     20        220
 The Tax-Exempt Fund of Maryland/(R)/* . . . . . . . . .     24        224
 The Tax-Exempt Fund of Virginia/(R)/* . . . . . . . . .     25        225
 U.S. Government Securities Fund/SM/ . . . . . . . . . .     22        222


 MONEY MARKET FUNDS
 The Cash Management Trust of America/(R)/ . . . . . . .     09        209
 The Tax-Exempt Money Fund of America/SM/  . . . . . . .     39        N/A
 The U.S. Treasury Money Fund of America/SM/ . . . . . .     49        N/A
 ___________
 *Available only in certain states.



                   U.S. Government Securities Fund - Page 19

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Fund Numbers" for a listing of the funds.)



                                                                    DEALER
                                            SALES CHARGE AS       CONCESSION
                                           PERCENTAGE OF THE:    AS PERCENTAGE
                                           ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                     NET AMOUNT  OFFERING     OFFERING
                                          -INVESTED-   PRICE         PRICE
------------------------------------------ --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .         6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .         5.26       5.00          4.25
$50,000 but less than $100,000. .           4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .          3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .           3.63       3.50          2.75
$250,000 but less than $500,000 .           2.56       2.50          2.00
$500,000 but less than $750,000 .           2.04       2.00          1.60
$750,000 but less than $1 million           1.52       1.50          1.20
$1 million or more . . . . . . . . . .        none     none    (see below)
-----------------------------------------------------------------------------



CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE (CDSC) MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers from retirement plan assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below) may invest with no sales charge and are not subject to a contingent deferred sales charge. Investments made by


                   U.S. Government Securities Fund - Page 20 investors in certain qualified fee-based programs, and retirement plans, endowments or foundations with $50 million or more in assets may also be made with no sales charge and are not subject to a CDSC. A dealer concession of up to 1% may be paid by the fund under its Plan of Distribution on investments made with no initial sales charge.


In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(4) trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with retirement plan assets of $50 million or more;

(5)  insurance company separate accounts;

(6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.; and

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

CONTINGENT DEFERRED SALES CHARGE ON CLASS A SHARES - A contingent deferred sales charge of 1% applies to redemptions made from funds, other than the money market funds, within 12 months following Class A share purchases of $1 million or more made without an initial sales charge. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held the longest are assumed to be redeemed first for purposes of calculating this CDSC. The CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A Shares" below.


DEALER COMMISSIONS ON CLASS A SHARES - The following commissions (up to 1%) will be paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution plan investing $1 million or more, or with 100 or more eligible employees, IRA rollover accounts (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with collective assets of $50 million or more: 1.00% on amounts of


                   U.S. Government Securities Fund - Page 21

$1 million to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million.


CLASS B SALES CHARGES - Class B shares are sold without any initial sales charge. However, a CDSC may be applied to shares you sell within six years of purchase, as shown in the table below:



  CONTINGENT DEFERRED SALES CHARGE
     ON SHARES SOLD WITHIN YEAR             AS A % OF SHARES BEING SOLD
 ------------------------------------------------------------------------------
                 1                                    5.00%
                 2                                    4.00%
                 3                                    4.00%
                 4                                    3.00%
                 5                                    2.00%
                 6                                    1.00%



There is no CDSC on appreciation in share value above the initial purchase price or on shares acquired through reinvestment of dividends or capital gain distributions. In addition, the CDSC may be waived in certain circumstances.
 See "CDSC Waivers for Class B shares" below. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. In processing redemptions of Class B shares, shares that are not subject to any CDSC will be redeemed first and then shares that you have owned the longest during the six-year period. CLASS B SHARES ARE NOT AVAILABLE TO CERTAIN RETIREMENT PLANS, INCLUDING GROUP RETIREMENT PLANS SUCH AS 401(K) PLANS, EMPLOYER-SPONSORED 403(B) PLANS, AND MONEY PURCHASE PENSION AND PROFIT SHARING PLANS.


Compensation equal to 4% of the amount invested is paid by the Principal Underwriter to dealers who sell Class B shares.


CONVERSION OF CLASS B SHARES TO CLASS A SHARES - Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. The conversion of Class B shares to Class A shares after eight years is subject to the Internal Revenue Service's continued position that the conversion of Class B shares is not subject to federal income tax. In the event the Internal Revenue Service no longer takes this position, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. At your option, Class B shares may still be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee; HOWEVER, SUCH AN EXCHANGE COULD CONSTITUTE A TAXABLE EVENT FOR YOU AND, ABSENT SUCH AN EXCHANGE, CLASS B SHARES WOULD CONTINUE TO BE SUBJECT TO HIGHER EXPENSES FOR LONGER THAN EIGHT YEARS.


                   U.S. Government Securities Fund - Page 22

                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE - You and your "immediate family" (your spouse and your children under age 21) may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more made within a 13-month period subject to the following statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount.When a shareholder elects to use a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If the difference is not paid by the close of the period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Existing holdings eligible for rights of accumulation (see below), including Class A shares held in a fee-based arrangement as well as purchases of Class B shares, and any individual investments in American Legacy variable annuities and variable life insurance policies (American Legacy, American Legacy II and American Legacy III variable annuities, American Legacy Life, American Legacy Variable Life, and American Legacy Estate Builder) may be credited toward satisfying the Statement. During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: The regular monthly payroll deduction investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period, and any individual investments in American Legacy variable annuities and variable life


                   U.S. Government Securities Fund - Page 23 insurance policies are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own accounts and/or:

     . employee benefit plan(s), such as an IRA, individual-type 403(b) plan, or single-participant Keogh-type plan;

     . business accounts solely controlled by these individuals (for example, the individuals own the entire business);

     . trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust.

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     . for a single trust estate or fiduciary account, including an employee benefit plan other than those described above;

     .
          made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding employee benefit plans described above; or

     . for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of Class A and/or B shares of two or more funds in The American Funds Group, as well as individual holdings in American Legacy variable annuities and variable life insurance policies. Direct purchases of the money market funds are excluded. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge do qualify.


                   U.S. Government Securities Fund - Page 24

     RIGHTS OF ACCUMULATION - You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing Class A and B holdings in The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuities and variable life insurance policies. Direct purchases of the money market funds are excluded.

CDSC WAIVERS FOR CLASS A SHARES - Any CDSC on Class A shares may be waived in the following cases:


(1) Exchanges (except if shares acquired by exchange are then redeemed within 12 months of the initial purchase).

(2) Distributions from 403(b) plans or IRAs due to death, post-purchase disability or attainment of age 59-1/2.

(3)  Tax-free returns of excess contributions to IRAs.

(4) Redemptions through systematic withdrawal plans (see "Automatic Withdrawals" below), not exceeding 12% of the net asset value of the account each year.

CDSC WAIVERS FOR CLASS B SHARES - Any CDSC on Class B shares may be waived in the following cases:


(1) Systematic withdrawal plans (SWPs) - investors who set up a SWP (see "Automatic Withdrawals" below) may withdraw up to 12% of the net asset value of their account each year without incurring any CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached.

The 12% fee from CDSC limit is calculated on a pro rata basis at the time the first payment is made and is recalculated thereafter on a pro rata basis at the time of each SWP payment. Shareholders who establish a SWP should be aware that the amount of that payment not subject to a CDSC may vary over time depending on fluctuations in net asset value of their account. This privilege may be revised or terminated at any time.


(2) Required minimum distributions taken from retirement accounts upon the attainment of age 70-1/2.

(3) Distributions due to death or post-purchase disability of a shareholder. In the case of joint tenant accounts, if one joint tenant dies, the surviving joint tenant(s), at the time they notify the Transfer Agent of the decedent's death and remove his/her name from the account, may redeem shares from the account without incurring a CDSC. Redemptions subsequent to the notification to the Transfer Agent of the death of one of the joint owners will be subject to a CDSC.


                   U.S. Government Securities Fund - Page 25

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from an employer-sponsored retirement plan (plan assets) may be invested in any class of shares of the American Funds (except as described below) through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A and B shares contained in the fund's current prospectus and statement of additional information. In the case of an IRA rollover involving plan assets from a plan that offered the American Funds, the assets may only be invested in Class A shares of the American Funds. Such investments will be at net asset value and will not be subject to a contingent deferred sales charge. Dealers who initiate and are responsible for such investments will be compensated pursuant to the schedule applicable to investments of $1 million or more (see "Dealer Commissions on Class A Shares" above).

                                PRICE OF SHARES

Shares are purchased at the offering price next determined after the purchase order is received and accepted by the fund or the Transfer Agent; this offering price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers, accepted by the Principal Underwriter prior to its close of business. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase orders to the Principal Underwriter.


Orders received by the investment dealer, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined as follows:


1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.


                   U.S. Government Securities Fund - Page 26

Short-term securities maturing within 60 days are valued at amortized cost which approximates market value.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets;


2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's Board of Trustees.


                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by the Transfer Agent. Sales of certain Class A and B shares may be subject to deferred sales charges. You may sell (redeem) shares in your account in any of the following ways:


     THROUGH YOUR DEALER (certain charges may apply)

     - Shares held for you in your dealer's street name must b sold through the dealer.

     WRITING TO AMERICAN FUNDS SERVICE COMPANY

     -     Requests must be signed by the registered shareholder(s).

     -     A signature guarantee is required if the redemption is:

          -  Over $50,000;

          - Made payable to someone other than the registered shareholder(s); or

          - Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on all redemptions.


                   U.S. Government Securities Fund - Page 27

     - Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

     - You must include any shares you wish to sell that are in certificate form.

     TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/

     - Redemptions by telephone or fax (including American FundsLine/(R)/ and American FundsLine OnLine/(R)/) are limited to $50,000 per shareholder each day.

     -     Checks must be made payable to the registered shareholder(s).

     - Checks must be mailed to an address of record that has been used with the account for at least 10 days.

     MONEY MARKET FUNDS

     - You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

     - You may establish check writing privileges (use the money market funds application).

          - If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number or registered shareholders exactly as indicated on your checking account signature card.

          - Check writing is not available for Class B shares of The Cash Management Trust.

If you sell Class B shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any contingent deferred sales charge, equals the dollar amount requested.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


You may reinvest proceeds from a redemption or a dividend or capital gain distribution of Class A or Class B shares without a sales charge in the Class A shares of any fund in The American Funds Group within 90 days after the date of the redemption or distribution (any contingent deferred sales charge on Class A shares will be credited to your account). Redemption proceeds of shares representing direct purchases in the money market funds are excluded. Proceeds will


                   U.S. Government Securities Fund - Page 28 be reinvested at the next calculated net asset value after your request is received and accepted by the Transfer Agent.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

AUTOMATIC INVESTMENT PLAN - An automatic investment plan enables you to make monthly or quarterly investments in The American Funds through automatic debits from your bank account. To set up a plan you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. For example, if the date you specified falls on a weekend or holiday, your money will be invested on the next business day. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.


AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares of the same class at no sales charge unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer.


If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - You may cross-reinvest dividends and capital gains ("distributions") of the same share class into any other fund in The American Funds Group at net asset value, subject to the following conditions:


(a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

(c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE - You may only exchange shares into other funds in The American Funds Group within the same class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B shares of any other American Fund for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges


                   U.S. Government Securities Fund - Page 29 of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.


You may exchange shares by writing to the Transfer Agent (see "Selling Shares"), by contacting your investment dealer, by using American FundsLine and American FundsLine OnLine (see "American FundsLine and American FundsLine OnLine" below), or by telephoning 800/421-0180 toll-free, faxing (see "American Funds Service Company Service Areas" -- "Principal Underwriter and Transfer Agent" in the prospectus for the appropriate fax numbers) or telegraphing the Transfer Agent. (See "Telephone and Computer Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, computer, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Purchase of Shares"--"Price of Shares.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


AUTOMATIC EXCHANGES - You may automatically exchange shares of the same class in amounts of $50 or more among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate.


AUTOMATIC WITHDRAWALS - Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments and purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.


AMERICAN FUNDSLINE AND AMERICAN FUNDSLINE ONLINE - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $50,000 per shareholder each day), or exchange shares around the clock with American FundsLine and American FundsLine OnLine. To use these services, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds Web site on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine and American FundsLine OnLine are subject to the conditions noted above and in "Telephone and Computer Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares - Purchase Minimums" and "Purchase of Shares - Fund Numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


                   U.S. Government Securities Fund - Page 30

TELEPHONE AND COMPUTER PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine) or computer (including American FundsLine OnLine), fax or telegraph purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.


REDEMPTION OF SHARES - The fund's Declaration of Trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder owns of record shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Trustees of the fund may from time to time adopt.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The Investment Adviser places orders for the fund's portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the Investment Adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund or who have provided investment research, statistical, or other related services to the Investment Adviser. The fund does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.


No dealer concessions were paid on underwriting transactions in fiscal 2000 and dealer concessions paid on underwriting transactions for the fiscal years ended, August 31, 1999 and 1998, amounted to $56,000 and $8,000, respectively.


                   U.S. Government Securities Fund - Page 31

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY 10081, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $1,323,000 for Class A shares and $1,000 for Class B shares for the 2000 fiscal year.


INDEPENDENT AUDITORS - Deloitte & Touche LLP, Two California Plaza, 350 South Grand Avenue, Suite 200, Los Angeles, CA 90071, serves as the fund's independent auditors providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of Deloitte & Touche LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent auditors is reviewed and determined annually by the Board of Trustees.


PROSPECTUSES AND REPORTS TO SHAREHOLDERS - The fund's fiscal year ends on August
31. Shareholders are provided updated prospectuses annually. In addition, shareholders are provided at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent auditors, Deloitte & Touche LLP. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses and shareholder reports. To receive additional copies of a prospectus or report, shareholders should contact the Transfer Agent.


SHAREHOLDER AND TRUSTEE RESPONSIBILITY - Under the laws of certain states, including Massachusetts where the fund was organized and California where the fund's principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the fund. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts, omissions, obligations or affairs of the fund and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the fund or Trustees. The Declaration of Trust provides for indemnification out of fund property of any shareholder held personally liable for the obligations of the fund and also provides for the fund to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.


Under the Declaration of Trust, the Trustees, officers, employees or agents of the fund are not liable for actions or failure to act; however, they are not protected from liability by reason of their


                   U.S. Government Securities Fund - Page 32 willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


PERSONAL INVESTING POLICY - The fund, Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND
     MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- AUGUST 31, 2000

Net asset value and redemption price per share
  (Net assets divided by shares outstanding) . . . . . . . . .      $12.76
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . . . . . . . . . .      $13.26





            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield was 5.87% based on a 30-day (or one month) period ended August 31, 2000, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:


     YIELD = 2[( a-b/cd + 1)/6/ -1]

     Where:      a  = dividends and interest earned during the period.

             b   =
                    expenses accrued for the period (net of reimbursements).

             c   =
                    the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d   =
                    the maximum offering price per share on the last day of the period.


                   U.S. Government Securities Fund - Page 33

The fund's one-year total return and five- and ten-year average annual total return at the maximum offering price for the periods ended August 31, 2000 were 3.05%, 4.97% and 6.64%, respectively. The fund's one-year total return and five- and ten-year average annual total return at net asset value for the periods ended August 31, 2000 were 7.04%, 5.78% and 7.05%, respectively.


The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


In calculating average annual total return at the maximum offering price, the fund assumes: (1) deduction of the maximum sales load of 3.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures. From time to time, the fund may calculate investment results for Class B shares.


The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as the Dow Jones Average of 30 Industrial Stocks and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.


The fund may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barron's, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.


The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, and fuels, transportation, and other goods and services that people buy for day-to-day living).


                   U.S. Government Securities Fund - Page 34

                                    APPENDIX
                    Description of Commercial Paper Ratings

MOODY'S employs the designations "Prime-1," "Prime-2" and "Prime-3" to indicate
-------
commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.


Issues rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


S&P ratings of commercial paper are graded into four categories ranging from "A"
---
for the highest quality obligations to "D" for the lowest.


A - Issues assigned its highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety.


A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.


A-2 - Capacity for timely payments on issues with this designation is strong; however, the relative degree of safety is not as high as for issues designated "A-1."


                   U.S. Government Securities Fund - Page 35

The American Funds Income Series
U.S. Government Securities Fund
August 31, 2000
Portfolio Composition
[pie chart]
U.S. Treasuries Obligations                                                    44%
Federal Agency Obligations: Mortgate Pass-Throughs                             40%
Federal Agency Debentures                                                       8%
Collateralized Mortgage Obligations                                             3%
Collateralized Mortgage Obligations (Privately Originated)                      1%
Cash & Equivalents                                                              4%

                                                                              100%
[end pie chart]

The American Funds Income Series
U.S. Government Securities Fund

Investment Portfolio
August 31, 2000
                                                                                Principal       Market      Percent
                                                                                   Amount        Value       of Net
                                                                                     (000)        (000)      Assets
                                                                                 --------     --------     --------
U.S. Treasury Obligations  -  43.94%
5.75% November 2000                                                              $ 33,000     $ 32,949       43.94%
6.375% August 2002                                                                     350          351
11.625% November 2002                                                               17,500       19,417
7.25% May 2004                                                                       1,250        1,297
12.375% May 2004                                                                       245          295
0% November 2004                                                                    39,375       30,579
7.875% November 2004                                                                 3,655        3,897
11.625% November 2004                                                                6,240        7,505
7.50% February 2005                                                                  7,980        8,429
0% May 2006                                                                         71,240       50,777
6.50% October 2006                                                                  27,000       27,657
6.25% February 2007                                                                 16,000       16,223
6.625% May 2007                                                                     39,000       40,340
6.125% August 2007                                                                   8,550        8,618
5.50% February 2008                                                                  3,140        3,053
5.50% May 2009                                                                      23,225       22,579
10.375% November 2009                                                               14,750       16,953
10.375% November 2012                                                               31,000       38,531
12.00% August 2013                                                                  10,000       13,636
9.875% November 2015                                                                 2,345        3,253
8.75% May 2017                                                                       5,550        7,172
8.875% August 2017                                                                  63,750       83,392
8.875% February 2019                                                                   230          304
7.875% February 2021                                                                11,250       13,797
7.125% February 2023                                                                 8,375        9,612
0% November 2027                                                                     4,350          924
5.25% February 2029                                                                 16,800       15,473
                                                                                            ----------   ----------
                                                                                                477,013        43.94
                                                                                            ----------   ----------

Federal Agency Obligations:
Mortgage Pass-Throughs (1)  -  39.46%

Fannie Mae:
6.00% 2008                                                                           3,000        2,842
6.25% 2029                                                                           3,900        3,606
6.35% 2005                                                                           2,931        2,861
6.50% 2028                                                                             500          478
7.00% 2009 - 2028                                                                   10,433       10,294
7.50% 2039                                                                            8026         7929
8.00% 2005 - 2030                                                                   16,363       16,516
8.26% 2002(2)                                                                        2,645        2,666
8.50% 2007 - 2030                                                                    1,708        1,750
9.00% 2009 - 2023                                                                      946          977
9.50% 2011 - 2022                                                                      805          839
10.00% 2017 - 2021                                                                     420          445
11.00% 2010 - 2020                                                                   2,593        2,811
11.50% 2015 - 2020                                                                   2,015        2,204
12.00% 2015 - 2029                                                                   6,874        7,576
12.25% 2011 - 2013                                                                     305          336
12.50% 2012 - 2019                                                                   5,208        5,828
Federal Housing Administration/Veterans Affairs 12.50% 2029
12.75% 2012                                                                           -            -
13.00% 2028                                                                          2,478        2,783
13.25% 2011 - 2014                                                                     373          418
13.50% 2015                                                                          1,129        1,275
14.00% 2013 - 2014                                                                     411          474
15.00% 2013                                                                            762          888
Fannie Mae/Government National Mortgage Assn.: 15.00% 2013
15.50% 2012                                                                             10           11
16.00% 2012                                                                              8            9        6.98
Freddie Mac:
6.00% 2014                                                                           2,577        2,466
7.00% 2008                                                                             527          524
8.00% 2012                                                                           1,107        1,125
8.25% 2007                                                                             314          318
8.50% 2009 - 2021                                                                    3,935        4,031
8.75% 2008                                                                             284          289
9.00% 2010 - 2021                                                                    1,717        1,762
10.50% 2006 - 2016                                                                     215          231
10.75% 2010                                                                            112          118
11.00% 2015 - 2016                                                                     221          239
11.50% 2015                                                                            106          114
11.75% 2014                                                                            217          236
12.00% 2014 - 2017                                                                   3,380        3,708
12.25% 2015                                                                            225          246
12.50% 2015 - 2019                                                                   3,127        3,453
13.00% 2014 - 2015                                                                   2,040        2,293
13.50% 2018                                                                            100          113
13.75% 2014                                                                             12           14
14.00% 2011 - 2014                                                                     112          128
14.50% 2010 - 2011                                                                      54           62
14.75% 2010                                                                             47           53
15.00% 2011                                                                             21           24
15.50% 2011                                                                             12           13
16.00% 2012                                                                             18           21
16.25% 2011                                                                             62           71        2.00
Government National Mortgage Assn.:
5.50% 2013                                                                             999          939
6.00% 2008 - 2029                                                                   74,917       70,525
GNMA I POOL #781014 6.0% 04-15-29
6.50% 2014 - 2029                                                                   72,924       70,384
GNMA I POOL #486598 6.5% 10-15-28
GNMA I POOL #486873 6.5% 01-15-29
7.00% 2008 - 2029                                                                   57,244       56,236
7.50% 2009 - 2030                                                                   35,539       35,553
Goverment National Mortgage Assn.: 7.50% 2029
8.00% 2002 - 2030                                                                   56,567       57,566
GNMA I POOL #433770 8.0% 03-15-30
GNMA I POOL #505455 8.0% 03-15-30
8.50% 2020 - 2023                                                                    2,221        2,282
9.00% 2009 - 2022                                                                    7,811        8,117
9.50% 2009 - 2021                                                                    3,258        3,419
9.75% 2011 - 2012                                                                      943          991
10.00% 2016 - 2022                                                                  18,798       20,068
10.25% 2012                                                                             65           69
10.50% 2015 - 2019                                                                     963        1,043
11.00% 2013                                                                             87           95
11.25% 2001 - 2016                                                                   1,359        1,443
11.75% 2013 - 2015                                                                      24           25
12.25% 2013 - 2015                                                                     108          115
12.75% 2014 - 2015                                                                     157          167
13.00% 2011 - 2015                                                                     989        1,118
13.25% 2013 - 2015                                                                     167          178
13.50% 2013                                                                            166          190
14.00% 2014                                                                             93          106
14.50% 2012 - 2014                                                                     231          270
16.00% 2011 - 2012                                                                      19           23       30.48
                                                                                            ----------   ----------
                                                                                                428,390        39.46
                                                                                            ----------   ----------

Federal Agency Debentures - 8.32%
Federal Home Loan Bank Bonds:
5.625% 2001                                                                          3,500        3,473
7.125% 2005                                                                          6,500        6,613
5.80% 2008                                                                          30,825       28,768         3.58
Freddie Mac 5.75% 2008                                                               8,000        7,465          .69
Tennessee Valley Authority, Series G, 5.375% 2008                                   48,670       43,948         4.05
                                                                                            ----------   ----------
                                                                                                 90,267         8.32
                                                                                            ----------   ----------

Collateralized Mortgage
Obligations(1)  -  3.06%
Fannie Mae:
Series 91-50, Class H, 7.75% 2006                                                    1,220        1,226
Series 1997-M5, Class C, ACES, 6.74% 2007                                            5,000        4,844
Series 1998-M6, Class A2, ACES, 6.32% 2008                                           2,500        2,361
Trust 35, Class 2, 12.00% 2018                                                         200          225         2.81
Series 90-93, Class G, 5.50% 2020                                                    1,136        1,060
Series 1992-119, Class Z, 8.00% 2022                                                 4,477        4,464
Series 1994-4, Class ZA, 6.50% 2024                                                  5,761        5,335
Series 1997-M6, Class ZA, 6.85% 2026                                                12,274       10,989
Freddie Mac:
Series 83-A, Class 3, 11.875% 2013                                                      89           95
Series 83-B, Class 3, 12.50% 2013                                                      599          642          .25
Series 178, Class Z, 9.25% 2021                                                        997        1,030
Series 1567, Class A, 5.161% 2023(2)                                                 1,009          982
                                                                                            ----------   ----------
                                                                                                 33,253         3.06
                                                                                            ----------   ----------
Collateralized Mortgage Obligations
(Privately Originated)(1)(3) - 0.84%
Paine Webber CMO, Series O, Class 5, 9.50% 2019                                      1,915        2,003          .18
Ryland Acceptance Corp. Four, Series 88,                                             7,167        7,174          .66
Class E, 7.95% 2019
                                                                                            ----------   ----------
                                                                                                  9,177          .84
                                                                                            ----------   ----------

Development  Authorities  -  0.25%
International Bank for Reconstruction and                                            2,000        2,671          .25
Development 12.25% 2008
                                                                                            ----------   ----------


                                                                                            ----------   ----------
Total Bonds and Notes   (cost: $1,043,263,000)                                                1,040,771        95.87
                                                                                            ----------   ----------


Short-Term Securities

Federal Agency Discount Notes  -  4.23%

Federal Home Loan Bank due  9/01/00                                                 24,900       24,896         2.29
Federal Home Loan Bank due 9/06/00                                                  21,100       21,077         1.94
                                                                                            ----------   ----------
                                                                                                 45,973         4.23
                                                                                            ----------   ----------


                                                                                            ----------   ----------
Total Short-Term Securities   (cost: $45,973,000)                                                45,973         4.23
                                                                                            ----------   ----------
Total Investment Securities   (cost: $1,089,236,000)                                          1,086,744       100.10
Excess of payables over cash and receivables                                                     -1,071         -.10
                                                                                            ----------   ----------
Net Assets                                                                                   $1,085,673     100.00%
                                                                                            ----------   ----------

(1) Pass-through securities backed by a
pool of mortgages or other loans on
which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(2) Coupon rate may change periodically.
(3) Comprised of federal agency originated or guaranteed loans.
See Notes to Financial Statements

U.S. GOVERNMENT SECURITIES FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
at August 31, 2000                                          (dollars in      thousands)
Assets:
Investment securities at market
 (cost: $1,089,236)                                                          $1,086,744
Cash                                                                                117
Receivables for--
 Sales of investments                                           $10,805
 Sales of fund's shares                                           1,388
 Forward currency contracts - net                                     0
 Accrued interest                                                10,538
 Other                                                                4          22,735
                                                                              1,109,596
Liabilities:
Payables for--
 Purchases of investments                                        18,807
 Repurchases of fund's shares                                     2,005
 Forward currency contracts - net                                     0
 Dividends on fund's shares                                       1,992
 Management services                                                361
 Chase Manhattan Bank                                                 0
 Other expenses                                                     758          23,923
Net Assets at August  31, 2000                                               $1,085,673
 Unlimited shares authorized
Class A shares, $1.00 par value:
 Net assets                                                                  $1,082,620
 Shares outstanding                                                          84,861,308
 Net asset value per share                                                       $12.76
Class B shares, $1.00 par value:
 Net assets                                                                      $3,053
 Shares outstanding                                                             239,293
 Net asset value per share                                                       $12.76



STATEMENT OF OPERATIONS
for the year ended August 31, 2000                          (dollars in      thousands)
Investment Income:
Income:
 Interest                                                       $78,543
 Amortization                                                     3,529
 Other                                                               31         $82,103

Expenses:
 Management services fee                                          4,622
 Distribution expenses - Class A                                  3,395
 Distribution expenses - Class B                                      7
 Transfer agent fee - Class A                                     1,323
 Transfer agent fee - Class B                                         1
 Reports to shareholders                                             93
 Registration statement and prospectus                              130
 Postage, stationery and supplies                                   239
 Trustees' fees                                                      27
 Auditing and legal fees                                             59
 Custodian fee                                                       23
 Taxes other than federal income tax                                 37
 Other expenses                                                      45          10,001
Net investment income                                                            72,102
Realized Loss and Unrealized
Appreciation on Investments:
Net realized loss                                                               (34,097)
Net change in unrealized depreciation
 on investments                                                                  38,351
 Net realized loss and
  unrealized appreciation
  on investments                                                                  4,254
Net Increase in Net Assets Resulting
 from Operations                                                                $76,356









STATEMENT OF CHANGES IN NET ASSETS                          (dollars in      thousands)

                                                             Year ended       August 31
                                                                    2000            1999
Operations:
Net investment income                                          72102.00        77125.00
Net realized loss on investments                              (34097.00)       (1614.00)
Net unrealized appreciation (depreciation)
 on investments                                                38351.00       (77976.00)
 Net increase (decrease) in net assets
  resulting from operations                                    76356.00        (2465.00)
Dividends Paid to Shareholders:
Dividends from net investment income:
  Class A                                                     (68250.00)      (77414.00)
  Class B                                                        (35.00)              -
Total dividends                                               (68285.00)      (77414.00)

Capital Share Transactions:
 Proceeds from shares sold                                    306116.00       788396.00
 Proceeds from shares issued in reinvestment
  of net investment income dividends                           54239.00        61070.00
 Cost of shares repurchased                                  (604472.00)     (657673.00)
 Net (decrease) increase in net assets                       (244117.00)      191793.00
  resulting from capital share transactions
Total (Decrease) Increase in Net Assets                      (236046.00)      111914.00

Net Assets:
Beginning of year                                            1321719.00      1209805.00
End of year (including
 undistributed net investment
 income of: $4,993 and $1,176,
 respectively)                                               $1,085,673      $1,321,719

See Notes to Financial Statements

  Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The American Funds Income Series (the "trust") is registered under the Investment Company Act of 1940 as an open-end diversified management investment company and has initially issued two series of shares, U.S. Government Securities Fund (the "fund"). The fund seeks high current income, consistent with prudent investment risk and preservation of capital, by investing primarily in obligations backed by the full faith and credit of the United States government. The fund offers Class A and Class B shares. Class A shares are sold with an initial sales charge of up to 3.75%. Class B shares are sold without an initial sales charge but are subject to a contingent deferred sales charge paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares have higher distribution expenses and transfer agent fees than Class A shares. Class B shares are automatically converted to Class A shares eight years after the date of purchase. Holders of both classes of shares have equal pro rata rights to assets and identical voting, dividend, liquidation and other rights, except that each class bears different distribution and transfer agent expenses, and each class shall have exclusive rights to vote on matters affecting only their class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value.

Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees. The ability of the issuers of the fixed-income securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or "when-issued" basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

ALLOCATIONS - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily between Class A and Class B based on their relative net asset values. Distribution expenses, transfer agent fees and any other class-specific expenses, are accrued daily and charged to the applicable share class.

2. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund.

  As of August 31, 2000, net unrealized depreciation on investments for book and federal income tax purposes aggregated $2,492,000, of which $16,626,000 related to appreciated securities and $19,118,000 related to depreciated securities. There was no difference between book and tax realized losses on securities transactions for the year ended August 31, 2000. During the year ended August 31, 2000, the fund realized, on a tax basis, a net capital loss of $34,097,000 on securities transactions. During the year ended August 31, 2000, a net capital loss totaling $3,462,000 expired. In addition, the fund has recognized, for tax purposes, capital losses totaling $4,005,000 which were realized during the period November 1, 1998 through August 31, 1999 and has deferred the recognition of capital losses totaling $32,439,000 which were realized during the period November 1, 1999 through August 31, 2000. The fund had available at August 31, 2000 a net capital loss carryforward totaling $65,491,000 which may be used to offset capital gains realized during subsequent years through 2008 and thereby relieve the fund and its shareholders of any federal income tax liability with respect to the capital gains that are so offset. The fund will not make distributions from capital gains while a capital loss carryforward remains. The cost of portfolio securities for book and federal income tax purposes was $1,089,236,000 at August 31, 2000.

3. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $4,622,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company
(CRMC) with which certain officers and Trustees of the trust are affiliated. The Investment Advisory and Service Agreement provides for monthly fees based on the following rates and month-end net asset levels:

                           Net Asset Level

Rate                       In Excess of               Up to

0.30%                      $0                         $60 million

0.21                       $60 million                $1 billion

0.18                       $1 billion                 $3 billion

0.16                       $3 billion


The agreement also provides for fees based on monthly gross investment income at the following rates:

                           Monthly Gross Investment Income

Rate                       In Excess of               Up to

3.00%                      $        0                 $3,333,333

2.25                        3,333,333                  8,333,333

2.00                        8,333,333


DISTRIBUTION EXPENSES - Pursuant to a Plan of Distribution for Class A shares, the fund may expend up to 0.30% of Class A average daily net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved in advance by the fund's Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. Pursuant to a Plan of Distribution for Class B shares, the fund may expend 1.00% of Class B daily net assets annually to compensate dealers for their selling and servicing efforts. During the year ended August 31, 2000, distribution expenses under the Plans of Distribution for Class A and Class B shares were $3,395,000 and $7,000, respectively. As of August 31, 2000, accrued and unpaid distribution expenses for Class A and Class B shares were $573,000 and $2,000, respectively.

 American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $410,000 (after allowances to dealers) during the year ended August 31, 2000, as its portion of the sales charges paid by purchasers of the fund's Class A shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

TRANSFER AGENT FEE - A fee of $1,324,000 was incurred during the year ended August 31, 2000 pursuant to an agreement with American Funds Service Company
(AFS), the transfer agent for the fund.

DEFERRED TRUSTEES' FEES - Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of August 31, 2000, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption (1993), net of any payments to Trustees, were $100,000.

AFFILIATED DIRECTORS' AND OFFICERS - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Officers of the trust and certain Trustees are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities of $704,660,000 and $953,575,000, respectively, during the year ended August 31, 2000.

 As of August 31, 2000, net assets consisted of the following:
insert chart
see excel S:\Template\capitalshr transactions
Capital share transactions in the fund were as follows:

                                                          Year ended                           Year ended
                                                     August 31, 2000                      August 31, 1999
                                                        Amount (000)           Shares        Amount (000)           Shares
Class A Shares:
Sold                                                   $     302,736       24,095,858       $     788,396       59,582,486
Reinvested dividends                                          54,013        4,303,427              61,070        4,640,790
Repurchased                                                 (603,875)     (48,180,501)           (657,673)     (49,917,467)
Net (decrease) increase in Class A                          (247,126)     (19,781,216)            191,793       14,305,809
Class B Shares:*
Sold                                                           3,582          284,619                   -                -
Reinvested dividends                                              24            1,925                   -                -
Repurchased                                                     (597)         (47,251)                  -                -
Net increase in Class B                                        3,009          239,293                   -                -
Total net (decrease) increase in fund                  $    (244,117)     (19,541,923)      $     191,793       14,305,809


*Class B shares were not offered
 before March 15, 2000

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank.

The custodian fee of $23,000 was paid by these credits rather than in cash.

                                     (dollars in thousands)
Capital paid in on shares of
beneficial interest                        $1,192,020
Undistributed net investment income             4,993
Accumulated net realized loss                (108,848)
Net unrealized depreciation                    (2,492)
Net assets                                 $1,085,673


Independent Auditors' Report

To the Board of Trustees and Shareholders of The American Funds Income Series-
U.S. Government Securities Fund:

 We have audited the accompanying statement of assets and liabilities of The American Funds Income Series -- U.S. Government Securities Fund (the "Fund"), including the schedule of portfolio investments as of August 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the per-share data and ratios for each of the five years in the period then ended for Class A shares and the period March 15, 2000 through August 31, 2000 for Class B shares. These financial statements and the per-share data and ratios are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the per-share data and ratios based on our audits.

 We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per-share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and per-share data and ratios referred to above present fairly, in all material respects, the financial position of The American Funds Income Series -- U.S. Government Securities Fund at August 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the per-share data and ratios for each of the five years in the period then ended for Class A shares and the period March 15, 2000 through August 31, 2000 for Class B shares, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Los Angeles, California
October 2, 2000

Tax Information (unaudited)
Certain states may exempt from income taxation a portion of the dividends paid from net investment income if derived from direct U.S. Treasury obligations. For purposes of computing this exclusion, 55% of the dividends paid by the fund from net investment income was derived from interest on direct U.S. Treasury obligations.

Dividends received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income. However, many retirement trusts may need this information for their annual information reporting.

SINCE THE AMOUNTS ABOVE ARE REPORTED FOR THE FISCAL YEAR AND NOT A CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2001 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR RESPECTIVE 2000 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.


                                    PART C
                              OTHER INFORMATION
                        U.S. GOVERNMENT SECURITIES FUND

ITEM 23. EXHIBITS

(a) Previously filed (see Post-Effective Amendment No. 23 filed 3/10/00)
(b) Previously filed (see Post-Effective Amendment No. 19 filed 10/29/97)
(c) Previously filed (see Post-Effective Amendment No. 23 filed 3/10/00)
(d) Previously filed (see Post-Effective Amendment No. 23 filed 3/10/00)
(e) Previously filed (see Post-Effective Amendment No. 23 filed 3/10/00)
(f) None
(g) Previously filed (see Post-Effective Amendment No. 19 filed 10/29/97)
(h) None
(i) Previously filed (see Post-Effective Amendment No. 23 filed 3/10/00)
(j) Consent of Independent Accountants
(k) None
(l) Previously filed (see Post-Effective Amendment No. 19 filed 10/29/97)
(m) Previously filed (see Post-Effective Amendment No. 23 filed 3/10/00)
(n) Previously filed (see Post-Effective Amendment No. 23 filed 3/10/00)
(o) None
(p) Previously filed (see Post-Effective Amendment No. 23 filed 3/10/00)

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

 None

ITEM 25. INDEMNIFICATION

 Registrant is a joint-insured under Investment Advisor/Mutual Fund Errors and Omissions Policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company and ICI Mutual Insurance Company which insures its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

ITEM 25. INDEMNIFICATION (CONTINUED)

 Article VI of the Trust's By-Laws states:

 (a) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith or in a manner reasonably believed to be opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.

    (b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of such person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

 (c) To the extent that a Trustee or officer of the Trust has been successful on the merits in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

ITEM 25. INDEMNIFICATION (CONTINUED)

 (d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper under the standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, and are disinterested Trustees or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion.

 (e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking and security by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein.

 (f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

 (g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such person.

 (h) Nothing in the Declaration of Trust or in these By-Laws shall be deemed to protect any Trustee, officer, distributor, investment adviser or controlling shareholder of the Trust against any liability to the Trust or to its shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

 (i) The Trust shall have the power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation of the SEC.
 Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer of controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer of controlling person in connection with the securities being registered, the Registrant will, unless in

ITEM 25. INDEMNIFICATION (CONTINUED)

the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

 None

ITEM 27. PRINCIPAL UNDERWRITERS

 (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(B)                 (1)                                                         (2)              (3)



       NAME AND PRINCIPAL                      POSITIONS AND OFFICES          POSITIONS AND OFFICES

          BUSINESS ADDRESS                       WITH UNDERWRITER               WITH REGISTRANT



       David L. Abzug                          Vice President                 None

       27304 Park Vista Road

       Agoura Hills, CA 91301



       John A. Agar                            Vice President                 None

       1501 N. University, Suite 227A

       Little Rock, AR 72207



       Robert B. Aprison                       Vice President                 None

       2983 Bryn Wood Drive

       Madison, WI  53711



L      William W. Bagnard                      Vice President                 None



       Steven L. Barnes                        Senior Vice President          None

       5400 Mount Meeker Road

       Suite 1

       Boulder, CO  80301-3508



B      Carl R. Bauer                           Vice President                 None



       Michelle A. Bergeron                    Senior Vice President          None

       4160 Gateswalk Drive

       Smyrna, GA 30080



       J. Walter Best, Jr.                     Regional Vice President        None

       9013 Brentmeade Blvd.

       Brentwood, TN 37027



       Joseph T. Blair                         Senior Vice President          None

       148 E. Shore Ave.

       Groton Long Point, CT 06340



       John A. Blanchard                       Vice President                 None

       6421 Aberdeen Road

       Mission Hills, KS  66208



       Ian B. Bodell                           Senior Vice President          None

       P.O. Box 1665

       Brentwood, TN  37024-1665



       Mick L. Brethower                       Senior Vice President          None

       2320 North Austin Avenue

       Georgetown, TX 78626



       Alan Brown                              Vice President                 None

       4129 Laclede Avenue

       St. Louis, MO 63108



B      J. Peter Burns                          Vice President                 None



       Brian C. Casey                          Vice President                 None

       8002 Greentree Road

       Bethesda, MD  20817



       Victor C. Cassato                       Senior Vice President          None

       609 W. Littleton Blvd., Suite 310

       Greenwood Village, CO  80120



       Christopher J. Cassin                   Senior Vice President          None

       19 North Grant Street

       Hinsdale, IL  60521



       Denise M. Cassin                        Vice President                 None

       1301 Stoney Creek Drive

       San Ramon, CA  94538



L      Larry P. Clemmensen                     Director                       None



L      Kevin G. Clifford                       Director, President and        None
                                               Co-Chief

                                               Executive Officer



       Ruth M. Collier                         Senior Vice President          None

       29 Landsdowne Drive

       Larchmont, NY 10538



S      David Coolbaugh                         Assistant Vice President       None



H      Carlo O. Cordasco                       Assistant Vice President       None



       Thomas E. Cournoyer                     Vice President                 None

       2333 Granada Boulevard

       Coral Gables, FL  33134



       Douglas A. Critchell                    Senior Vice President          None

       3521 Rittenhouse Street, N.W.

       Washington, D.C.  20015



L      Carl D. Cutting                         Vice President                 None



       William F. Daugherty                    Regional Vice President        None

       1216 Highlander Way

       Mechanicsburg, PA 17055



       Daniel J. Delianedis                    Vice President                 None

       8689 Braxton Drive

       Eden Prairie, MN  55347



       Michael A. DiLella                      Vice President                 None

       P. O. Box 661

       Ramsey, NJ  07446



       G. Michael Dill                         Senior Vice President          None
       505 E. Main Street

       Jenks, OK  74037



       Kirk D. Dodge                           Senior Vice President          None

       2627 Mission Street

       San Marino, CA  91108



       Peter J. Doran                          Director, Executive Vice       None
                                               President

       100 Merrick Road, Suite 216W

       Rockville Centre, NY 11570



L      Michael J. Downer                       Secretary                      Vice President



       Robert W. Durbin                        Vice President                 None

       74 Sunny Lane

       Tiffin, OH  44883



I      Lloyd G. Edwards                        Senior Vice President          None



       John Fodor                              Senior Vice President          None

       15 Latisquama Road

       Southborough, MA  01772



       Daniel B. Frick                         Regional Vice President        None

       845 Western Avenue

       Glen Ellyn, IL 60137



       Clyde E. Gardner                        Senior Vice President          None

       Route 2, Box 3162

       Osage Beach, MO  65065



B      Evelyn K. Glassford                     Vice President                 None



       Jeffrey J. Greiner                      Vice President                 None

       12210 Taylor Road

       Plain City, OH  43064



L      Paul G. Haaga, Jr.                      Director                       Chairman and Trustee



B      Mariellen Hamann                        Assistant Vice President       None



       David E. Harper                         Senior Vice President          None

       150 Old Franklin School Road

       Pittstown, NJ 08867



H      Mary Pat Harris                         Assistant Vice President       None



       Ronald R. Hulsey                        Senior Vice President          None

       6744 Avalon

       Dallas, TX  75214



       Robert S. Irish                         Vice President                 None

       1225 Vista Del Mar Drive

       Delray Beach, FL  33483



       Michael J. Johnston                     Director                       None

       630 Fifth Avenue, 36th Floor

       New York, NY  10111



B      Damien M. Jordan                        Vice President                 None



       John P. Keating                         Regional Vice President        None

       2285 Eagle Harbor Parkway

       Orange Park, FL 32073



       Andrew R. LeBlanc                       Regional Vice President        None

       10 Saint James Street South

       Garden City, NY 11530



       Arthur J. Levine                        Senior Vice President          None

       12558 Highlands Place

       Fishers, IN  46038



B      Karl A. Lewis                           Assistant Vice President       None



       T. Blake Liberty                        Vice President                 None

       5506 East Mineral Lane

       Littleton, CO  80122



       Mark J. Lien                            Regional Vice President        None

       5570 Beechwood Terrace

       West Des Moines, IA 50266



L      Lorin E. Liesy                          Vice President                 None



LW     Robert W. Lovelace                      Director                       None



       Stephen A. Malbasa                      Senior Vice President          None

       13405 Lake Shore Blvd.

       Cleveland, OH  44110



       Steven M. Markel                        Senior Vice President          None

       5241 South Race Street

       Littleton, CO  80121



L      J. Clifton Massar                       Director, Senior Vice          None
                                               President



L      E. Lee McClennahan                      Senior Vice President          None



       James R. McCrary                        Regional Vice President        None

       963 1st Street, #1

       Hermosa Beach, CA 90254



S      John V. McLaughlin                      Senior Vice President          None



       Terry W. McNabb                         Vice President                 None

       2002 Barrett Station Road

       St. Louis, MO  63131



       David R. Murray                         Vice President                 None

       1263 Brookwood Street

       Birmingham, MI 48009



       Stephen S. Nelson                       Vice President                 None

       P.O. Box 470528

       Charlotte, NC  28247-0528



       William E. Noe                          Vice President                 None

       304 River Oaks Road

       Brentwood, TN  37027



       Peter A. Nyhus                          Vice President                 None

       3084 Wilds Ridge Court

       Prior Lake, MN  55372



       Eric P. Olson                           Vice President                 None

       62 Park Drive

       Glenview, IL  60025



       Gary A. Peace                           Regional Vice President        None

       291 Kaanapali Drive

       Napa, CA 94558



       Samuel W. Perry                         Regional Vice President        None

       6133 Calle del Paisano

       Scottsdale, AZ 85251

       Fredric Phillips                        Senior Vice President          None

       175 Highland Avenue, 4th Floor

       Needham, MA  02494



B      Candance D. Pilgrim                     Assistant Vice President       None



       Carl S. Platou                          Vice President                 None

       7455 80th Place, S.E.

       Mercer Island, WA  98040



L      John O. Post                            Senior Vice President          None



S      Richard P. Prior                        Vice President                 None



       Steven J. Reitman                       Senior Vice President          None

       212 The Lane

       Hinsdale, IL  60521



       Brian A. Roberts                        Vice President                 None

       P.O. Box 452

       Glenville, NC  28736



       George S. Ross                          Senior Vice President          None

       P.O. Box 376

       Southport, ME 04576



L      Julie D. Roth                           Vice President                 None



L      James F. Rothenberg                     Director                       None



       Douglas F. Rowe                         Vice President                 None

       414 Logan Ranch Road

       Georgetown, TX  78628



       Christopher S. Rowey                    Vice President                 None

       10538 Cheviot Drive

       Los Angeles, CA  90064



       Dean B. Rydquist                        Senior Vice President          None

       1080 Bay Pointe Crossing

       Alpharetta, GA  30005



       Richard R. Samson                       Senior Vice President          None

       4604 Glencoe Avenue, #4

       Marina del Rey, CA  90292

       Joseph D. Scarpitti                     Vice President                 None

       31465 St. Andrews

       Westlake, OH  44145



L      R. Michael Shanahan                     Director                       None



       Brad W. Short                           Regional Vice President        None

       1601 Seal Way

       Seal Beach, CA 90740



       David W. Short                          Chairman of the Board and      None

       1000 RIDC Plaza, Suite 212              Co-Chief Executive
                                               Officer

       Pittsburgh, PA 15238



       William P. Simon                        Senior Vice President          None

       912 Castlehill Lane

       Devon, PA 19333



       Rodney G. Smith                         Senior Vice President          None

       100 N. Central Expressway

       Suite 1214

       Richardson, TX  75080



S      Sherrie L. Snyder-Senft                 Assistant Vice President       None



       Anthony L. Soave                        Regional Vice President        None

       8831 Morning Mist Drive

       Clarkston, MI 48348



L      Therese L. Souiller                     Assistant Vice President       None



       Nicholas D. Spadaccini                  Vice President                 None

       855 Markley Woods Way

       Cincinnati, OH  45230



L      Kristen J. Spazafumo                    Assistant Vice President       None



       Daniel S. Spradling                     Senior Vice President          None

       181 Second Avenue

       Suite 228

       San Mateo, CA  94401



LW     Eric H. Stern                           Director                       None



B      Max D. Stites                           Vice President                 None

       Thomas A. Stout                         Vice President                 None

       1004 Ditchley Road

       Virginia Beach, VA 23451



       Craig R. Strauser                       Vice President                 None

       3 Dover Way

       Lake Oswego, OR  97034



       Francis N. Strazzeri                    Senior Vice President          None

       3021 Kensington Trace

       Tarpon Springs, FL 34689



L      Drew W. Taylor                          Assistant Vice President       None



       Gary J. Thoma                           Regional Vice President        None

       604 Thelosen Drive

       Kimberly, WI 54136



L      James P. Toomey                         Vice President                 None



I      Christopher E. Trede                    Vice President                 None



       George F. Truesdail                     Senior Vice President          None

       400 Abbotsford Court

       Charlotte, NC  28270



       Scott W. Ursin-Smith                    Vice President                 None

       60 Reedland Woods Way

       Tiburon, CA  94920



       J. David Viale                          Regional Vice President        None

       204 Fernleaf Drive

       Corona Del Mar, CA 92625



       Thomas E. Warren                        Vice President                 None

       119 Faubel Street

       Sarasota, FL  34242



L      J. Kelly Webb                           Senior Vice President,         None

                                               Treasurer and Controller



       Gregory J. Weimer                       Vice President                 None

       206 Hardwood Drive

       Venetia, PA  15367



B      Timothy W. Weiss                        Director                       None



       George J. Wenzel                        Regional Vice President        None

       251 Barden Road

       Bloomfield, MI 48304



H      J. D. Wiedmaier                         Assistant Vice President       None



       Timothy J. Wilson                       Vice President                 None

       113 Farmview Place

       Venetia, PA  15367



B      Laura L. Wimberly                       Vice President                 None



H      Marshall D. Wingo                       Director, Senior Vice          None
                                               President



L      Robert L. Winston                       Director, Senior Vice          None
                                               President



       William R. Yost                         Senior Vice President          None

       9320 Overlook Trail

       Eden Prairie, MN  55347



       Janet M. Young                          Regional Vice President        None

       1616 Vermont

       Houston, TX  77006



       Jonathan A. Young                       Regional Vice President        None

       329 Downing Drive

       Chesapeake, VA 23322



       Scott D. Zambon                         Regional Vice President        None

       2887 Player Lane

       Tustin Ranch, CA  92782


__________

L Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B Business Address, 135 South State College Boulevard, Brea, CA  92821
S Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251
H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

 (c) None

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

 Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821.

 Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, 3500 Wiseman Boulevard, San Antonio, Texas 78251 and 5300 Robin Hood Road, Norfolk, VA 23513.

 Registrant's records covering portfolio transactions are maintained and kept by its custodian, The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, New York 10081.

ITEM 29. MANAGEMENT SERVICES

 None

ITEM 30. UNDERTAKINGS

 n/a



                            SIGNATURE OF REGISTRANT

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 30/th/ day of October, 2000.

  THE AMERICAN FUNDS INCOME SERIES
   By/s/  Paul G. Haaga, Jr.
      (Paul G. Haaga, Jr., Chairman of the Board)

 Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on October 30, 2000, by the following persons in the capacities indicated.

         Signature                             Title



(1)      Principal Executive Officer:



         /s/ John H. Smet                      President and
                                               Trustee

            (John H. Smet)



(2)      Principal Financial Officer
         and Principal Accounting Officer:



         /s/ Anthony W. Hynes, Jr.             Treasurer

            (Anthony W. Hynes, Jr.)



(3)      Trustees:



         Richard G. Capen, Jr.*                Trustee

         H. Frederick Christie*                Trustee
         Diane C. Creel*                       Trustee

         Martin Fenton, Jr.*                   Trustee
         Leonard R. Fuller*                    Trustee



         /s/ Abner D. Goldstine                Vice Chairman and Trustee

            (Abner D. Goldstine)



         /s/ Paul G. Haaga, Jr.                Chairman and Trustee

            (Paul G. Haaga, Jr.



         Richard G. Newman*                    Trustee

         Frank M. Sanchez*                     Trustee



         /s/ John H. Smet                      President and Trustee

            (John H. Smet)




*By  /s/ Julie F. Williams
 Julie F. Williams, Attorney-in-Fact

  Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

       /s/ Michael J. Downer
       (Michael J. Downer)